Investment Risks	Jan. 27, 2026
Pictet AI & Automation ETF | Artificial Intelligence and Automation Companies Risk
Prospectus [Line Items]
Risk [Text Block]
●	Artificial Intelligence and Automation Companies Risk. The Fund invests primarily in the equity securities of artificial intelligence and automation companies and, as such, is particularly sensitive to risks to those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Securities of artificial intelligence and automation companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. Artificial intelligence and automation companies may rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology. Artificial intelligence companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful.

Pictet AI & Automation ETF | Risks Relating to Companies Focused on Robotics, Cybersecurity, Semiconductors and Software
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Risk [Text Block]
●	Risks Relating to Companies Focused on Robotics, Cybersecurity, Semiconductors and Software. The Fund may be particularly sensitive to the risks affecting companies focused on robotics, cybersecurity, semiconductors and software. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, rapidly changing technologies, rapid obsolescence of products and services, increasing regulatory scrutiny, and changes in government regulatory requirements. Securities of such companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. These companies may rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies.

Pictet AI & Automation ETF | Equity Securities Risk
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Risk [Text Block]
●	Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.

Pictet AI & Automation ETF | Foreign Securities Risk
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Risk [Text Block]
●	Foreign Securities Risk. The Fund invests in foreign securities, which are generally riskier than U.S. securities. As a result the fund may be subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), natural disasters and public health emergencies occurring in a country where the fund invests could cause the fund’s investments in that country to experience losses. For these and other reasons, securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. If the Fund buys securities denominated in a foreign currency, receives income in foreign currencies, or holds foreign currencies from time to time, the value of the Fund’s assets, as measured in U.S. dollars, can be affected unfavorably by changes in exchange rates relative to the U.S. dollar or other foreign currencies. Foreign markets are also subject to the risk that a foreign government could restrict foreign exchange transactions or otherwise implement unfavorable currency regulations. In addition, foreign securities may be subject to currency exchange rates or regulations, the imposition of economic sanctions, tariffs or other government restrictions, higher transaction and other costs, reduced liquidity, and delays in settlement.

Pictet AI & Automation ETF | Foreign Currency Risk
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●	Foreign Currency Risk. The Fund may invest in non-U.S. dollar denominated securities of foreign issuers. Where a fund’s NAV is determined in U.S. dollars and the fund invests in non-U.S. dollar denominated securities, the fund’s NAV could decline if the currency of the non-U.S. market in which the fund invests depreciates against the U.S. dollar, even if the value of the fund’s holdings, measured in the foreign currency, increases. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation and political developments. Emerging markets may be susceptible to greater currency fluctuations and greater volatility in currency exchange rates than more developed markets.

Pictet AI & Automation ETF | Security Pricing Risk
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Risk [Text Block]
●	Security Pricing Risk. The risk of uncertainty of price changes. Usually, the higher the volatility of an asset or instrument, the higher its risk. The prices for securities in which the Fund invests may change significantly in short-term periods.

Pictet AI & Automation ETF | Investment Restrictions Risk
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●	Investment Restrictions Risk. The risk arising from governmental capital controls or restrictions that may negatively impact the timing and amount of capital being divested. In some cases, the Fund may not be able to withdraw investments made in some countries. Governments may change restrictions on foreign ownership of local assets, including but not limited to restrictions on sectors, individual and aggregate trading quotas, percentage of control and type of shares available to foreigners. The Fund may not be able to implement their strategies due to restrictions.

Pictet AI & Automation ETF | Rights and Warrants Risk
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Risk [Text Block]
●	Rights and Warrants Risk. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. A warrant or a right may become worthless unless exercised or sold before expiration. For example, if the market price of the common stock related to the warrant or right does not exceed the exercise price during the life of the warrant or right, the warrant or right will expire worthless. Warrants and rights have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant or right may be greater than the percentage increase or decrease in the value of the underlying common stock.

Pictet AI & Automation ETF | Real Estate Investment Trusts (REITs) Risk
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●	Real Estate Investment Trusts (REITs) Risk. There are special risk considerations associated with investing in the real estate industry securities such as REITs and the securities of companies principally engaged in the real estate industry. These risks include: the cyclical nature of real estate values, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, environmental risks, regulatory limitations on rents, changes in neighborhood values, related party risks, changes in the appeal of properties to tenants, increases in interest rates and other real estate capital market influences. Generally, increases in interest rates will increase the costs of obtaining financing, which could directly and indirectly decrease the value of an ETF investing in the Real Estate Industry.

Pictet AI & Automation ETF | Depositary Receipts Risk
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Risk [Text Block]
●	Depositary Receipts Risk. Depositary receipts (such as ADRs, GDRs and EDRs) are instruments that represent shares in companies trading outside the markets in which the depositary receipts are traded. Accordingly, whilst the depositary receipts are traded on Recognized Exchanges, there may be other risks associated with such instruments to consider for example the shares underlying the instruments may be subject to political, inflationary, exchange rate or custody risks.

Pictet AI & Automation ETF | Sustainability & ESG Data Risk
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●	Sustainability & ESG Data Risk. The risk arising from any environmental, social or governance events or conditions that, were they to occur, could cause a material negative impact on the value of the investment.

The set of sustainability risks below are relevant to the Adviser’s investment strategies, as the Fund integrates sustainability risks. When selecting and monitoring investments, these sustainability risks are systematically considered along with all other risks deemed relevant for the Fund, taking into account its investment policy / strategy.

o	Transition Risk. The risk posed by the exposure to issuers that may potentially be negatively affected by the transition to a low carbon economy due to their involvement in exploration, production, processing, trading and sale of fossil fuels, or their dependency upon carbon intensive materials, processes, products and services. Transition risk may result from several factors, including rising costs and/or limitation of greenhouse gas emissions, energy-efficiency requirements, reduction in fossil fuel demand or shift to alternative energy sources, due to policy, regulatory, technological and market demand changes. Transition risks may negatively affect the value of investments by impairing assets or revenues, or by increasing liabilities, capital expenditures, operating and financing costs.

o	Physical Risk. The risk posed by the exposure to issuers that may potentially be negatively affected by the physical impacts of climate change. Physical risk includes acute risks arising from extreme weather events such as storms, floods, droughts, fires or heatwaves, and chronic risks arising from gradual changes in the climate, such as changing rainfall patterns, rising sea levels, ocean acidification, and biodiversity loss. Physical risks may negatively affect the value of investments by impairing assets, productivity or revenues, or by increasing liabilities, capital expenditures, operating and financing costs.

o	Environmental Risk. The risk posed by the exposure to issuers that may potentially be causing or affected by environmental degradation and/or depletion of natural resources. Environmental risk may result from air pollution, water pollution, waste generation, depletion of freshwater and marine resources, loss of biodiversity or damages to ecosystems. Environmental risks may negatively affect the value of investments by impairing assets, productivity or revenues, or by increasing liabilities, capital expenditures, operating and financing costs.

o	Social Risk. The risk posed by the exposure to issuers that may potentially be negatively affected by social factors such as poor labor standards, human rights violations, damages to public health, data privacy breaches, or increased inequalities. Social risks may negatively affect the value of investments by impairing assets, productivity or revenues, or by increasing liabilities, capital expenditures, operating and financing costs.

o	Governance Risk. The risk posed by the exposure to issuers that may potentially be negatively affected by weak governance structures. For companies, governance risk may result from malfunctioning boards, inadequate remuneration structures, abuses of minority shareholders or bondholders’ rights, deficient controls, aggressive tax planning and accounting practices, or lack of business ethics. For countries, governance risk may include governmental instability, bribery and corruption, privacy breaches and lack of judicial independence. Governance risk may negatively affect the value of investments due to poor strategic decisions, conflicts of interest, reputational damages, increased liabilities or loss of investor confidence.

o	ESG Data Risk. ESG information from third-party data providers may be incomplete, inaccurate, or unavailable. As a result, there is a risk that the Adviser may incorrectly assess a security or issuer, resulting in the incorrect inclusion or exclusion of a security in the Fund’s portfolio. Incomplete, inaccurate, or unavailable ESG data may also act as a methodological limitation to a non-financial investment strategy (such as the application of ESG criteria or similar). The Adviser will seek to mitigate this risk through its own assessment. In the event that the ESG characteristics of a security held by the Fund change, resulting in the security being sold, neither the Fund, nor the Adviser accept liability in relation to such change.

As with the use of any considerations involved in investment decisions, there is no guarantee that the ESG investment considerations used by the Fund will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may underperform funds that do not incorporate these considerations.

Pictet AI & Automation ETF | Emerging Markets Risk
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●	Emerging Markets Risk. Investing in securities of issuers located in emerging market countries generally is riskier than investing in securities of issuers located in foreign developed countries due to lower liquidity, market manipulation concerns, limited reliable access to capital, and differing company organizational structures. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets. Additionally, certain jurisdictions do not provide the Public Company Accounting Oversight Board (PCAOB) with sufficient access to inspect audit work papers and practices, or otherwise do not cooperate with U.S. regulators, potentially exposing investors in U.S. capital markets to significant risks. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Adviser’s ability to evaluate local companies and impact the Fund’s performance.

Pictet AI & Automation ETF | Active Management Risk
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Risk [Text Block]
●	Active Management Risk. The risk that the Fund will fail to meet its investment objective and that the Fund’s investment performance will depend, at least in part, on how its assets are allocated and reallocated among asset classes, sectors, underlying funds and/or investments and that such allocation will focus on asset classes, sectors, underlying funds, and/or investments that perform poorly or underperform other asset classes, sectors, underlying funds, and/or available investments. Any given investment strategy may fail to produce the intended results, and the Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.

Pictet AI & Automation ETF | Market Disruption and Geopolitical Risk
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Risk [Text Block]
●	Market Disruption and Geopolitical Risk. The Fund is subject to the risk that geopolitical and other events (e.g., wars, pandemics, sanctions and terrorism) will disrupt securities markets, adversely affect the general economy or particular economies and markets and exacerbate the effects of other risks to which the Fund is subject, thereby reducing the value of the Fund’s investments. Sudden or significant changes in the supply or prices of commodities or in other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies and industries. Terrorism in the United States and around the world has increased geopolitical risk, and terrorist attacks could result in the closure of securities markets or other disruptions. Securities markets are susceptible to market manipulation or other fraudulent trading practices, which could disrupt their orderly functioning or reduce the prices of securities traded on them held by the Fund. Fraud and other deceptive practices committed by an issuer of securities held by the Fund, when discovered, will likely cause a steep decline in the market price of those securities and thus negatively affect the value of the Fund’s investments. In addition, when discovered, financial fraud contributes to overall market volatility, which can adversely affect the Fund’s investment program.

Pictet AI & Automation ETF | Industry Concentration Risk
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Risk [Text Block]
●	Industry Concentration Risk. The Fund concentrates its investments in the industries comprising the information technology sector. The Fund is therefore subject to greater risk of loss as a result of adverse economic, business, political, environmental or other developments affecting those industries.

o	Information Technology Industries Risk. The stock prices of technology and technology-related companies and therefore the value of the Fund may experience significant price movements as a result of intense market volatility, worldwide competition, consumer preferences, product compatibility, product obsolescence, government regulation, excessive investor optimism or pessimism, or other factors.

Pictet AI & Automation ETF | Sector Focus Risk
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Risk [Text Block]
●	Sector Focus Risk. Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of sectors. While the Fund’s sector exposure is expected to vary over time, the Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which the Fund may have exposure over time and should not be relied on as such.

o	Communication Services Sector Risk. Market or economic factors impacting companies in the Communication Services Sector that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. The value of stocks of communication services companies and companies that rely heavily on technology is particularly vulnerable to research and development costs, substantial capital requirements, product and services obsolescence, government regulation, and domestic and international competition, including competition from foreign competitors with lower production costs. Stocks of communication services companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Additionally, companies in the Communication Services Sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. While all companies may be susceptible to network security breaches, certain companies in the Communication Services Sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

o	Consumer Discretionary Sector Risk. To the extent that the Fund invests a substantial portion of its assets in the consumer discretionary sector, the Fund will be particularly susceptible to the risks associated with companies operating in such sector. Companies in the consumer discretionary sector are subject to risks, including fluctuations in the performance of the overall domestic and international economy, shipment and supply chain disruptions, interest rate changes, currency exchange rates, increased competition and consumer confidence. Performance of such companies may also be adversely affected by factors such as reduced disposable household income, reduced consumer spending, and changing demographics and consumer tastes.

o	Industrials Sector Risk. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

o	Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Pictet AI & Automation ETF | Special Purpose Acquisition Companies Risk
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Risk [Text Block]
●	Special Purpose Acquisition Companies Risk. SPACs are publicly traded corporations formed at the initiative of a sponsor, with the intention to acquire a business, thus providing an alternative to traditional IPOs. A SPAC IPO is often structured to offer investors a unit of securities consisting of shares of common stock and warrants, to finance the acquisition. The structure of SPAC transactions can be complex. The risk of conflict of interests at sponsor level is inherent in any SPAC transaction, SPAC sponsors benefit more than investors from the SPAC’s completion of an initial business combination and may have an incentive to complete a transaction on terms that may be less favorable to investors. There is possible future dilution arising from the payment of the sponsors’ fees in shares, the exercise of warrants and/or in relation to the financing of the acquisition. A SPAC may identify in its IPO prospectus a specific industry or business that it will target as it seeks to combine with an operating company, however there is uncertainty on the identification of the target company during the initial IPO. Investments in SPACs may be exposed to greater liquidity risk.

Pictet AI & Automation ETF | Preferred Stock Risk
Prospectus [Line Items]
Risk [Text Block]
●	Preferred Stock Risk. Preferred stock is subordinated to bonds and other debt instruments in a company’s capital structure and, therefore, will be subject to greater credit risk than those debt instruments. In addition, preferred stock is subject to other risks such as having no or limited voting rights, being subject to special redemption rights, having distributions deferred or skipped, having limited liquidity, changing tax treatments, and possibly being in heavily regulated industries.

Pictet AI & Automation ETF | Convertible Securities Risk
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Risk [Text Block]
●	Convertible Securities Risk. A convertible security generally is a preferred stock that may be converted within a specified period of time into common stock. Convertible securities nevertheless remain subject to the risks of both debt securities and equity securities. As with other equity securities, the value of a convertible security tends to increase as the price of the underlying stock goes up, and to decrease as the price of the underlying stock goes down. Declining common stock values therefore also may cause the value of the Fund’s investments to decline. Like a debt security, a convertible security provides a fixed-income stream and also tends to decrease in value when interest rates rise. Moreover, many convertible securities have credit ratings that are below investment grade and are subject to the same risks as lower-rated debt securities, which are considered to have more speculative characteristics and greater susceptibility to default or decline in market value than investment grade (or higher-rated) securities.

Pictet AI & Automation ETF | Participation Certificates Risk
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Risk [Text Block]
●	Participation Certificates Risk. Participation certificates represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. The risks of investing in participation certificates includes foreign investment risk. Participation certificates also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments. The purchaser of a participation certificate must rely on the creditworthiness of the bank or broker who issues the participation certificate, and these notes do not have the same rights as a shareholder of the underlying foreign security.

Pictet AI & Automation ETF | Market Capitalization Risk
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Risk [Text Block]
●	Market Capitalization Risk. Investments in securities issued by small-, mid-, or large-cap companies will be subject to the risks associated with securities issued by companies of the applicable market capitalization. Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments. Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments. There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Pictet AI & Automation ETF | Debt Securities Risk
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Risk [Text Block]
●	Debt Securities Risk. The values of debt securities may increase or decrease as a result of the following: market fluctuations, changes in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments, or illiquidity in debt securities markets. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Fund's fixed income securities to decrease, an adverse impact on the liquidity of the Fund's fixed income securities, and increased volatility of the fixed income markets. During periods when interest rates are at low levels, the Fund's yield can be low, and the Fund may have a negative yield (i.e., it may lose money on an operating basis). To the extent that interest rates fall, certain underlying obligations may be paid off substantially faster than originally anticipated. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.

Pictet AI & Automation ETF | Tax Risk
Prospectus [Line Items]
Risk [Text Block]
●	Tax Risk. The risk of loss incurred by changes in tax regimes, loss of tax status or advantages. This may impact the Fund’s strategy, asset allocation and net asset value.

Pictet AI & Automation ETF | ETF-Related Risks
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Risk [Text Block]
●	ETF-Related Risks. The Fund is an ETF and, as a result of this structure, is exposed to the following risks:

o	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Fund shares, including brokerage commissions imposed by brokers and the variance in bid-ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

o	Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because the Fund is an ETF, typically only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. Retail investors cannot transact directly with the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace to transact in Fund shares, there may be demand for Fund shares thereby increasing the market price above NAV, or lack of demand, which may decrease the market price below NAV, or in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund's underlying portfolio holdings. As a result of these considerations, Fund shares may trade at a material premium or discount to net asset value (“NAV”) or these factors may, in turn, lead to wider spreads between the bid and ask price of Fund shares. In addition, the Fund may face possible delisting if: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

o	Trading Risk. Shares of the Fund may trade on NYSE Arca, Inc. (the “Exchange”) above (premium) or below (discount) their NAV. In stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may increase the variance between the market price of the Fund shares and the value of its underlying holdings. This can be reflected as a spread between the bid and ask prices for the Fund shares quoted during the day or a premium or discount in the closing price from the Fund’s NAV. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for Fund shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

o	National Closed Market Trading Risk. To the extent that the underlying securities or other instruments held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s underlying securities or other instruments trade on that closed foreign market or when the foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other ETFs.

Pictet AI & Automation ETF | New/Smaller Fund Risk
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●	New/Smaller Fund Risk. A new or smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Fund will achieve an economically viable size, in which case it could ultimately liquidate.

Pictet AI & Automation ETF | Operational Risk
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●	Operational Risk. The risk of loss resulting from inadequate or failed internal processes, people and systems, or from external events. Operational risk includes but is not limited to multiple risks such as: systems and process risk that arises from systems vulnerability, insufficiency or controls failure, valuation risk when an asset is overvalued and is worth less than expected when it matures or is sold, service providers risk when service providers do not deliver the desired level of service, execution risk when an order may not be executed as desired, resulting in a loss for the Fund or having regulatory consequences, and risk surrounding the human being (insufficient or inappropriate skills/competencies, loss of key personal, availability, health, safety, fraud/collusion risk, etc.)

Pictet AI & Automation ETF | Cybersecurity Risk
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●	Cybersecurity Risk. With the increased reliance on technology to conduct business, the Fund and its third-party service providers (including any advisors, custodians, distributors, administrators, transfer agents, accountants) may face the risk of cyber-attacks in relation to, but not limited to, the confidentiality, integrity, or availability of information, data, or information systems. Issuers of securities in which a Fund invests, may face similar risks, which could result in material adverse impacts for the Fund. Cyber-attacks can result from deliberate or unintentional events. Cyber security failures and breaches may cause disruptions and impact the Fund’s operations, potentially resulting in financial losses. Such impacts may consist in the inability of a Fund to conduct operations including the calculation and publication of its Net Asset Value, the disclosure of confidential information, erroneous trades or orders, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement and other costs. Cyber-attacks may render records of a Fund inaccessible, inaccurate or incomplete. Substantial costs may be incurred by the Fund in order to resolve or prevent cyber security events.

Pictet AI & Automation ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors can affect this value, and you may lose money by investing in the Fund or your investment in the Fund could underperform other investments.
Pictet AI & Automation ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.
Pictet AI & Automation ETF | Risk Nondiversified Status [Member]
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●	Non-Diversification Risk. The risk that, because a relatively higher percentage of the Fund’s assets may be invested in a limited number of issuers, the Fund may be more susceptible to any single economic, political, or regulatory occurrence than a diversified fund investing in a broader range of issuers. A decline in the market value of one of the Fund’s investments may affect the Fund’s value more than if the Fund were a diversified fund. However, the Fund intends to satisfy the asset diversification requirements for qualification as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

Pictet Cleaner Planet ETF | Equity Securities Risk
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●	Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.

Pictet Cleaner Planet ETF | Foreign Securities Risk
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●	Foreign Securities Risk. The Fund invests in foreign securities, which are generally riskier than U.S. securities. As a result the fund may be subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), natural disasters and public health emergencies occurring in a country where the fund invests could cause the fund’s investments in that country to experience losses. For these and other reasons, securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. If the Fund buys securities denominated in a foreign currency, receives income in foreign currencies, or holds foreign currencies from time to time, the value of the Fund’s assets, as measured in U.S. dollars, can be affected unfavorably by changes in exchange rates relative to the U.S. dollar or other foreign currencies. Foreign markets are also subject to the risk that a foreign government could restrict foreign exchange transactions or otherwise implement unfavorable currency regulations. In addition, foreign securities may be subject to currency exchange rates or regulations, the imposition of economic sanctions, tariffs or other government restrictions, higher transaction and other costs, reduced liquidity, and delays in settlement.

Pictet Cleaner Planet ETF | Foreign Currency Risk
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Currency Risk. The Fund may invest in non-U.S. dollar denominated securities of foreign issuers. Where a fund’s NAV is determined in U.S. dollars and the fund invests in non-U.S. dollar denominated securities, the fund’s NAV could decline if the currency of the non-U.S. market in which the fund invests depreciates against the U.S. dollar, even if the value of the fund’s holdings, measured in the foreign currency, increases. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation and political developments. Emerging markets may be susceptible to greater currency fluctuations and greater volatility in currency exchange rates than more developed markets.

Pictet Cleaner Planet ETF | Security Pricing Risk
Prospectus [Line Items]
Risk [Text Block]
●	Security Pricing Risk. The risk of uncertainty of price changes. Usually, the higher the volatility of an asset or instrument, the higher its risk. The prices for securities in which the Fund invests may change significantly in short-term periods.

Pictet Cleaner Planet ETF | Investment Restrictions Risk
Prospectus [Line Items]
Risk [Text Block]
●	Investment Restrictions Risk. The risk arising from governmental capital controls or restrictions that may negatively impact the timing and amount of capital being divested. In some cases, the Fund may not be able to withdraw investments made in some countries. Governments may change restrictions on foreign ownership of local assets, including but not limited to restrictions on sectors, individual and aggregate trading quotas, percentage of control and type of shares available to foreigners. The Fund may not be able to implement their strategies due to restrictions.

Pictet Cleaner Planet ETF | Rights and Warrants Risk
Prospectus [Line Items]
Risk [Text Block]
●	Rights and Warrants Risk. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. A warrant or a right may become worthless unless exercised or sold before expiration. For example, if the market price of the common stock related to the warrant or right does not exceed the exercise price during the life of the warrant or right, the warrant or right will expire worthless. Warrants and rights have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant or right may be greater than the percentage increase or decrease in the value of the underlying common stock.

Pictet Cleaner Planet ETF | Real Estate Investment Trusts (REITs) Risk
Prospectus [Line Items]
Risk [Text Block]
●	Real Estate Investment Trusts (REITs) Risk. There are special risk considerations associated with investing in the real estate industry securities such as REITs and the securities of companies principally engaged in the real estate industry. These risks include: the cyclical nature of real estate values, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, environmental risks, regulatory limitations on rents, changes in neighborhood values, related party risks, changes in the appeal of properties to tenants, increases in interest rates and other real estate capital market influences. Generally, increases in interest rates will increase the costs of obtaining financing, which could directly and indirectly decrease the value of an ETF investing in the Real Estate Industry.

Pictet Cleaner Planet ETF | Depositary Receipts Risk
Prospectus [Line Items]
Risk [Text Block]
●	Depositary Receipts Risk. Depositary receipts (such as ADRs, GDRs and EDRs) are instruments that represent shares in companies trading outside the markets in which the depositary receipts are traded. Accordingly, whilst the depositary receipts are traded on Recognized Exchanges, there may be other risks associated with such instruments to consider for example the shares underlying the instruments may be subject to political, inflationary, exchange rate or custody risks.

Pictet Cleaner Planet ETF | Sustainability & ESG Data Risk
Prospectus [Line Items]
Risk [Text Block]
●	Sustainability & ESG Data Risk. The risk arising from any environmental, social or governance events or conditions that, were they to occur, could cause a material negative impact on the value of the investment.

The set of sustainability risks below are relevant to the Adviser’s investment strategies, as the Fund integrates sustainability risks. When selecting and monitoring investments, these sustainability risks are systematically considered along with all other risks deemed relevant for the Fund, taking into account its investment policy / strategy.

o	Transition Risk. The risk posed by the exposure to issuers that may potentially be negatively affected by the transition to a low carbon economy due to their involvement in exploration, production, processing, trading and sale of fossil fuels, or their dependency upon carbon intensive materials, processes, products and services. Transition risk may result from several factors, including rising costs and/or limitation of greenhouse gas emissions, energy-efficiency requirements, reduction in fossil fuel demand or shift to alternative energy sources, due to policy, regulatory, technological and market demand changes. Transition risks may negatively affect the value of investments by impairing assets or revenues, or by increasing liabilities, capital expenditures, operating and financing costs.

o	Physical Risk. The risk posed by the exposure to issuers that may potentially be negatively affected by the physical impacts of climate change. Physical risk includes acute risks arising from extreme weather events such as storms, floods, droughts, fires or heatwaves, and chronic risks arising from gradual changes in the climate, such as changing rainfall patterns, rising sea levels, ocean acidification, and biodiversity loss. Physical risks may negatively affect the value of investments by impairing assets, productivity or revenues, or by increasing liabilities, capital expenditures, operating and financing costs.

o	Environmental Risk. The risk posed by the exposure to issuers that may potentially be causing or affected by environmental degradation and/or depletion of natural resources. Environmental risk may result from air pollution, water pollution, waste generation, depletion of freshwater and marine resources, loss of biodiversity or damages to ecosystems. Environmental risks may negatively affect the value of investments by impairing assets, productivity or revenues, or by increasing liabilities, capital expenditures, operating and financing costs.

o	Social Risk. The risk posed by the exposure to issuers that may potentially be negatively affected by social factors such as poor labor standards, human rights violations, damages to public health, data privacy breaches, or increased inequalities. Social risks may negatively affect the value of investments by impairing assets, productivity or revenues, or by increasing liabilities, capital expenditures, operating and financing costs.

o	Governance Risk. The risk posed by the exposure to issuers that may potentially be negatively affected by weak governance structures. For companies, governance risk may result from malfunctioning boards, inadequate remuneration structures, abuses of minority shareholders or bondholders’ rights, deficient controls, aggressive tax planning and accounting practices, or lack of business ethics. For countries, governance risk may include governmental instability, bribery and corruption, privacy breaches and lack of judicial independence. Governance risk may negatively affect the value of investments due to poor strategic decisions, conflicts of interest, reputational damages, increased liabilities or loss of investor confidence.

o	ESG Data Risk. ESG information from third-party data providers may be incomplete, inaccurate, or unavailable. As a result, there is a risk that the Adviser may incorrectly assess a security or issuer, resulting in the incorrect inclusion or exclusion of a security in the Fund’s portfolio. Incomplete, inaccurate, or unavailable ESG data may also act as a methodological limitation to a non-financial investment strategy (such as the application of ESG criteria or similar). The Adviser will seek to mitigate this risk through its own assessment. In the event that the ESG characteristics of a security held by the Fund change, resulting in the security being sold, neither the Fund, nor the Adviser accept liability in relation to such change.

As with the use of any considerations involved in investment decisions, there is no guarantee that the ESG investment considerations used by the Fund will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may underperform funds that do not incorporate these considerations.

Pictet Cleaner Planet ETF | Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]
●	Emerging Markets Risk. Investing in securities of issuers located in emerging market countries generally is riskier than investing in securities of issuers located in foreign developed countries due to lower liquidity, market manipulation concerns, limited reliable access to capital, and differing company organizational structures. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets. Additionally, certain jurisdictions do not provide the Public Company Accounting Oversight Board (PCAOB) with sufficient access to inspect audit work papers and practices, or otherwise do not cooperate with U.S. regulators, potentially exposing investors in U.S. capital markets to significant risks. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Adviser’s ability to evaluate local companies and impact the Fund’s performance.

Pictet Cleaner Planet ETF | Active Management Risk
Prospectus [Line Items]
Risk [Text Block]
●	Active Management Risk. The risk that the Fund will fail to meet its investment objective and that the Fund’s investment performance will depend, at least in part, on how its assets are allocated and reallocated among asset classes, sectors, underlying funds and/or investments and that such allocation will focus on asset classes, sectors, underlying funds, and/or investments that perform poorly or underperform other asset classes, sectors, underlying funds, and/or available investments. Any given investment strategy may fail to produce the intended results, and the Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.

Pictet Cleaner Planet ETF | Market Disruption and Geopolitical Risk
Prospectus [Line Items]
Risk [Text Block]
●	Market Disruption and Geopolitical Risk. The Fund is subject to the risk that geopolitical and other events (e.g., wars, pandemics, sanctions and terrorism) will disrupt securities markets, adversely affect the general economy or particular economies and markets and exacerbate the effects of other risks to which the Fund is subject, thereby reducing the value of the Fund’s investments. Sudden or significant changes in the supply or prices of commodities or in other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies and industries. Terrorism in the United States and around the world has increased geopolitical risk, and terrorist attacks could result in the closure of securities markets or other disruptions. Securities markets are susceptible to market manipulation or other fraudulent trading practices, which could disrupt their orderly functioning or reduce the prices of securities traded on them held by the Fund. Fraud and other deceptive practices committed by an issuer of securities held by the Fund, when discovered, will likely cause a steep decline in the market price of those securities and thus negatively affect the value of the Fund’s investments. In addition, when discovered, financial fraud contributes to overall market volatility, which can adversely affect the Fund’s investment program.

Pictet Cleaner Planet ETF | Industry Concentration Risk
Prospectus [Line Items]
Risk [Text Block]
●	Industry Concentration Risk. The Fund concentrates its investments in the industries comprising the information technology sector. The Fund is therefore subject to greater risk of loss as a result of adverse economic, business, political, environmental or other developments affecting those industries.

o	Information Technology Industries Risk. The stock prices of technology and technology-related companies and therefore the value of the Fund may experience significant price movements as a result of intense market volatility, worldwide competition, consumer preferences, product compatibility, product obsolescence, government regulation, excessive investor optimism or pessimism, or other factors.

Pictet Cleaner Planet ETF | Sector Focus Risk
Prospectus [Line Items]
Risk [Text Block]
●	Sector Focus Risk. Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of sectors. While the Fund’s sector exposure is expected to vary over time, the Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which the Fund may have exposure over time and should not be relied on as such.

o	Industrials Sector Risk. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

o	Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

o	Utilities Sector Risk. Utility companies are affected by supply and demand, operating costs, government regulation, environmental factors, liabilities for environmental damage and general civil liabilities, and rate caps or rate changes. Although rate changes of a regulated utility usually fluctuate in approximate correlation with financing costs, due to political and regulatory factors rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company’s earnings and dividends in times of decreasing costs, but conversely, will tend to adversely affect earnings and dividends when costs are rising. The value of regulated utility equity securities may tend to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable. In addition, natural disasters, terrorist attacks, government intervention or other factors may render a utility company’s equipment unusable or obsolete and negatively impact profitability.

Pictet Cleaner Planet ETF | Special Purpose Acquisition Companies Risk
Prospectus [Line Items]
Risk [Text Block]
●	Special Purpose Acquisition Companies Risk. SPACs are publicly traded corporations formed at the initiative of a sponsor, with the intention to acquire a business, thus providing an alternative to traditional IPOs. A SPAC IPO is often structured to offer investors a unit of securities consisting of shares of common stock and warrants, to finance the acquisition. The structure of SPAC transactions can be complex. The risk of conflict of interests at sponsor level is inherent in any SPAC transaction, SPAC sponsors benefit more than investors from the SPAC’s completion of an initial business combination and may have an incentive to complete a transaction on terms that may be less favorable to investors. There is possible future dilution arising from the payment of the sponsors’ fees in shares, the exercise of warrants and/or in relation to the financing of the acquisition. A SPAC may identify in its IPO prospectus a specific industry or business that it will target as it seeks to combine with an operating company, however there is uncertainty on the identification of the target company during the initial IPO. Investments in SPACs may be exposed to greater liquidity risk.

Pictet Cleaner Planet ETF | Preferred Stock Risk
Prospectus [Line Items]
Risk [Text Block]
●	Preferred Stock Risk. Preferred stock is subordinated to bonds and other debt instruments in a company’s capital structure and, therefore, will be subject to greater credit risk than those debt instruments. In addition, preferred stock is subject to other risks such as having no or limited voting rights, being subject to special redemption rights, having distributions deferred or skipped, having limited liquidity, changing tax treatments, and possibly being in heavily regulated industries.

Pictet Cleaner Planet ETF | Convertible Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●	Convertible Securities Risk. A convertible security generally is a preferred stock that may be converted within a specified period of time into common stock. Convertible securities nevertheless remain subject to the risks of both debt securities and equity securities. As with other equity securities, the value of a convertible security tends to increase as the price of the underlying stock goes up, and to decrease as the price of the underlying stock goes down. Declining common stock values therefore also may cause the value of the Fund’s investments to decline. Like a debt security, a convertible security provides a fixed-income stream and also tends to decrease in value when interest rates rise. Moreover, many convertible securities have credit ratings that are below investment grade and are subject to the same risks as lower-rated debt securities, which are considered to have more speculative characteristics and greater susceptibility to default or decline in market value than investment grade (or higher-rated) securities.

Pictet Cleaner Planet ETF | Participation Certificates Risk
Prospectus [Line Items]
Risk [Text Block]
●	Participation Certificates Risk. Participation certificates represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. The risks of investing in participation certificates includes foreign investment risk. Participation certificates also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments. The purchaser of a participation certificate must rely on the creditworthiness of the bank or broker who issues the participation certificate, and these notes do not have the same rights as a shareholder of the underlying foreign security.

Pictet Cleaner Planet ETF | Market Capitalization Risk
Prospectus [Line Items]
Risk [Text Block]
●	Market Capitalization Risk. Investments in securities issued by small-, mid-, or large-cap companies will be subject to the risks associated with securities issued by companies of the applicable market capitalization. Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments. Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments. There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Pictet Cleaner Planet ETF | Debt Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●	Debt Securities Risk. The values of debt securities may increase or decrease as a result of the following: market fluctuations, changes in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments, or illiquidity in debt securities markets. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Fund's fixed income securities to decrease, an adverse impact on the liquidity of the Fund's fixed income securities, and increased volatility of the fixed income markets. During periods when interest rates are at low levels, the Fund's yield can be low, and the Fund may have a negative yield (i.e., it may lose money on an operating basis). To the extent that interest rates fall, certain underlying obligations may be paid off substantially faster than originally anticipated. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.

Pictet Cleaner Planet ETF | Tax Risk
Prospectus [Line Items]
Risk [Text Block]
●	Tax Risk. The risk of loss incurred by changes in tax regimes, loss of tax status or advantages. This may impact the Fund’s strategy, asset allocation and net asset value.

Pictet Cleaner Planet ETF | ETF-Related Risks
Prospectus [Line Items]
Risk [Text Block]
●	ETF-Related Risks. The Fund is an ETF and, as a result of this structure, is exposed to the following risks:

o	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Fund shares, including brokerage commissions imposed by brokers and the variance in bid-ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

o	Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because the Fund is an ETF, typically only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. Retail investors cannot transact directly with the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace to transact in Fund shares, there may be demand for Fund shares thereby increasing the market price above NAV, or lack of demand, which may decrease the market price below NAV, or in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund's underlying portfolio holdings. As a result of these considerations, Fund shares may trade at a material premium or discount to net asset value (“NAV”) or these factors may, in turn, lead to wider spreads between the bid and ask price of Fund shares. In addition, the Fund may face possible delisting if: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

o	Trading Risk. Shares of the Fund may trade on NYSE Arca, Inc. (the “Exchange”) above (premium) or below (discount) their NAV. In stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may increase the variance between the market price of the Fund shares and the value of its underlying holdings. This can be reflected as a spread between the bid and ask prices for the Fund shares quoted during the day or a premium or discount in the closing price from the Fund’s NAV. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for Fund shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

o	National Closed Market Trading Risk. To the extent that the underlying securities or other instruments held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s underlying securities or other instruments trade on that closed foreign market or when the foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other ETFs.

Pictet Cleaner Planet ETF | New/Smaller Fund Risk
Prospectus [Line Items]
Risk [Text Block]
●	New/Smaller Fund Risk. A new or smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Fund will achieve an economically viable size, in which case it could ultimately liquidate.

Pictet Cleaner Planet ETF | Operational Risk
Prospectus [Line Items]
Risk [Text Block]
●	Operational Risk. The risk of loss resulting from inadequate or failed internal processes, people and systems, or from external events. Operational risk includes but is not limited to multiple risks such as: systems and process risk that arises from systems vulnerability, insufficiency or controls failure, valuation risk when an asset is overvalued and is worth less than expected when it matures or is sold, service providers risk when service providers do not deliver the desired level of service, execution risk when an order may not be executed as desired, resulting in a loss for the Fund or having regulatory consequences, and risk surrounding the human being (insufficient or inappropriate skills/competencies, loss of key personal, availability, health, safety, fraud/collusion risk, etc.)

Pictet Cleaner Planet ETF | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]
●	Cybersecurity Risk. With the increased reliance on technology to conduct business, the Fund and its third-party service providers (including any advisors, custodians, distributors, administrators, transfer agents, accountants) may face the risk of cyber-attacks in relation to, but not limited to, the confidentiality, integrity, or availability of information, data, or information systems. Issuers of securities in which a Fund invests, may face similar risks, which could result in material adverse impacts for the Fund. Cyber-attacks can result from deliberate or unintentional events. Cyber security failures and breaches may cause disruptions and impact the Fund’s operations, potentially resulting in financial losses. Such impacts may consist in the inability of a Fund to conduct operations including the calculation and publication of its Net Asset Value, the disclosure of confidential information, erroneous trades or orders, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement and other costs. Cyber-attacks may render records of a Fund inaccessible, inaccurate or incomplete. Substantial costs may be incurred by the Fund in order to resolve or prevent cyber security events.

Pictet Cleaner Planet ETF | “Cleaner Planet” Investing Risk
Prospectus [Line Items]
Risk [Text Block]
●	“Cleaner Planet” Investing Risk. The returns on a portfolio of securities that excludes companies that have not adopted practices and policies to support the transition to a more sustainable economy may trail the returns on a portfolio of securities that includes companies that have not adopted these practices and policies. Investing only in a portfolio of securities of companies that help to achieve a more sustainable economy may affect the Fund’s exposure to certain types of investments and may adversely impact the Fund’s performance depending on whether such investments are in or out of favor in the market.

Pictet Cleaner Planet ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors can affect this value, and you may lose money by investing in the Fund or your investment in the Fund could underperform other investments.
Pictet Cleaner Planet ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.
Pictet Cleaner Planet ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-Diversification Risk. The risk that, because a relatively higher percentage of the Fund’s assets may be invested in a limited number of issuers, the Fund may be more susceptible to any single economic, political, or regulatory occurrence than a diversified fund investing in a broader range of issuers. A decline in the market value of one of the Fund’s investments may affect the Fund’s value more than if the Fund were a diversified fund. However, the Fund intends to satisfy the asset diversification requirements for qualification as a regulated investment company under Subchapter M of the Code.

Pictet AI Enhanced International Equity ETF | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●	Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.

Pictet AI Enhanced International Equity ETF | Foreign Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Securities Risk. The Fund invests in foreign securities, which are generally riskier than U.S. securities. As a result the Fund may be subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), natural disasters and public health emergencies occurring in a country where the fund invests could cause the Fund’s investments in that country to experience losses. For these and other reasons, securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. If the Fund buys securities denominated in a foreign currency, receives income in foreign currencies, or holds foreign currencies from time to time, the value of the Fund’s assets, as measured in U.S. dollars, can be affected unfavorably by changes in exchange rates relative to the U.S. dollar or other foreign currencies. Foreign markets are also subject to the risk that a foreign government could restrict foreign exchange transactions or otherwise implement unfavorable currency regulations. In addition, foreign securities may be subject to currency exchange rates or regulations, the imposition of economic sanctions, tariffs or other government restrictions, higher transaction and other costs, reduced liquidity, and delays in settlement.

Pictet AI Enhanced International Equity ETF | Foreign Currency Risk
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Currency Risk. The Fund may invest in non-U.S. dollar denominated securities of foreign issuers. Where a fund’s NAV is determined in U.S. dollars and the fund invests in non-U.S. dollar denominated securities, the fund’s NAV could decline if the currency of the non-U.S. market in which the fund invests depreciates against the U.S. dollar, even if the value of the fund’s holdings, measured in the foreign currency, increases. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation and political developments. Emerging markets may be susceptible to greater currency fluctuations and greater volatility in currency exchange rates than more developed markets.

Pictet AI Enhanced International Equity ETF | Security Pricing Risk
Prospectus [Line Items]
Risk [Text Block]
●	Security Pricing Risk. The risk of uncertainty of price changes. Usually, the higher the volatility of an asset or instrument, the higher its risk. The prices for securities in which the Fund invests may change significantly in short-term periods.

Pictet AI Enhanced International Equity ETF | Rights and Warrants Risk
Prospectus [Line Items]
Risk [Text Block]
●	Rights and Warrants Risk. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. A warrant or a right may become worthless unless exercised or sold before expiration. For example, if the market price of the common stock related to the warrant or right does not exceed the exercise price during the life of the warrant or right, the warrant or right will expire worthless. Warrants and rights have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant or right may be greater than the percentage increase or decrease in the value of the underlying common stock.

Pictet AI Enhanced International Equity ETF | Real Estate Investment Trusts (REITs) Risk
Prospectus [Line Items]
Risk [Text Block]
●	Real Estate Investment Trusts (REITs) Risk. There are special risk considerations associated with investing in the real estate industry securities such as Real Estate Investment Trusts (REIT) and the securities of companies principally engaged in the real estate industry. These risks include: the cyclical nature of real estate values, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, environmental risks, regulatory limitations on rents, changes in neighborhood values, related party risks, changes in the appeal of properties to tenants, increases in interest rates and other real estate capital market influences. Generally, increases in interest rates will increase the costs of obtaining financing, which could directly and indirectly decrease the value of an ETF investing in the Real Estate Industry.

Pictet AI Enhanced International Equity ETF | Depositary Receipts Risk
Prospectus [Line Items]
Risk [Text Block]
●	Depositary Receipts Risk. Depositary receipts (such as ADRs, GDRs and EDRs) are instruments that represent shares in companies trading outside the markets in which the depositary receipts are traded. Accordingly, whilst the depositary receipts are traded on recognized exchanges, there may be other risks associated with such instruments to consider for example the shares underlying the instruments may be subject to political, inflationary, exchange rate or custody risks.

Pictet AI Enhanced International Equity ETF | Sustainability & ESG Data Risk
Prospectus [Line Items]
Risk [Text Block]
●	Sustainability & ESG Data Risk. The risk arising from any environmental, social or governance events or conditions that, were they to occur, could cause a material negative impact on the value of the investment.

The set of sustainability risks below are relevant to the Adviser’s investment strategies, as the Fund integrates sustainability risks. When selecting and monitoring investments, these sustainability risks are systematically considered along with all other risks deemed relevant for the Fund, taking into account its investment policy / strategy.

o	Transition Risk. The risk posed by the exposure to issuers that may potentially be negatively affected by the transition to a low carbon economy due to their involvement in exploration, production, processing, trading and sale of fossil fuels, or their dependency upon carbon intensive materials, processes, products and services. Transition risk may result from several factors, including rising costs and/or limitation of greenhouse gas emissions, energy-efficiency requirements, reduction in fossil fuel demand or shift to alternative energy sources, due to policy, regulatory, technological and market demand changes. Transition risks may negatively affect the value of investments by impairing assets or revenues, or by increasing liabilities, capital expenditures, operating and financing costs.

o	Physical Risk. The risk posed by the exposure to issuers that may potentially be negatively affected by the physical impacts of climate change. Physical risk includes acute risks arising from extreme weather events such as storms, floods, droughts, fires or heatwaves, and chronic risks arising from gradual changes in the climate, such as changing rainfall patterns, rising sea levels, ocean acidification, and biodiversity loss. Physical risks may negatively affect the value of investments by impairing assets, productivity or revenues, or by increasing liabilities, capital expenditures, operating and financing costs.

o	Environmental Risk. The risk posed by the exposure to issuers that may potentially be causing or affected by environmental degradation and/or depletion of natural resources. Environmental risk may result from air pollution, water pollution, waste generation, depletion of freshwater and marine resources, loss of biodiversity or damages to ecosystems. Environmental risks may negatively affect the value of investments by impairing assets, productivity or revenues, or by increasing liabilities, capital expenditures, operating and financing costs.

o	Social Risk. The risk posed by the exposure to issuers that may potentially be negatively affected by social factors such as poor labor standards, human rights violations, damages to public health, data privacy breaches, or increased inequalities. Social risks may negatively affect the value of investments by impairing assets, productivity or revenues, or by increasing liabilities, capital expenditures, operating and financing costs.

o	Governance Risk. The risk posed by the exposure to issuers that may potentially be negatively affected by weak governance structures. For companies, governance risk may result from malfunctioning boards, inadequate remuneration structures, abuses of minority shareholders or bondholders’ rights, deficient controls, aggressive tax planning and accounting practices, or lack of business ethics. For countries, governance risk may include governmental instability, bribery and corruption, privacy breaches and lack of judicial independence. Governance risk may negatively affect the value of investments due to poor strategic decisions, conflicts of interest, reputational damages, increased liabilities or loss of investor confidence.

o	ESG Data Risk. ESG information from third-party data providers may be incomplete, inaccurate, or unavailable. As a result, there is a risk that the Adviser may incorrectly assess a security or issuer, resulting in the incorrect inclusion or exclusion of a security in the Fund’s portfolio. Incomplete, inaccurate, or unavailable ESG data may also act as a methodological limitation to a non-financial investment strategy (such as the application of ESG criteria or similar). The Adviser will seek to mitigate this risk through its own assessment. In the event that the ESG characteristics of a security held by the Fund change, resulting in the security being sold, neither the Fund, nor the Adviser accept liability in relation to such change.

As with the use of any considerations involved in investment decisions, there is no guarantee that the ESG investment considerations used by the Fund will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may underperform funds that do not incorporate these considerations.

Pictet AI Enhanced International Equity ETF | Active Management Risk
Prospectus [Line Items]
Risk [Text Block]
●	Active Management Risk. The risk that the Fund will fail to meet its investment objective and that the Fund’s investment performance will depend, at least in part, on how its assets are allocated and reallocated among asset classes, sectors, underlying funds and/or investments and that such allocation will focus on asset classes, sectors, underlying funds, and/or investments that perform poorly or underperform other asset classes, sectors, underlying funds, and/or available investments. Any given investment strategy may fail to produce the intended results, and the Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.

Pictet AI Enhanced International Equity ETF | Market Disruption and Geopolitical Risk
Prospectus [Line Items]
Risk [Text Block]
●	Market Disruption and Geopolitical Risk. The Fund is subject to the risk that geopolitical and other events (e.g., wars, pandemics, sanctions and terrorism) will disrupt securities markets, adversely affect the general economy or particular economies and markets and exacerbate the effects of other risks to which the Fund is subject, thereby reducing the value of the Fund’s investments. Sudden or significant changes in the supply or prices of commodities or in other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies and industries. Terrorism in the United States and around the world has increased geopolitical risk, and terrorist attacks could result in the closure of securities markets or other disruptions. Securities markets are susceptible to market manipulation or other fraudulent trading practices, which could disrupt their orderly functioning or reduce the prices of securities traded on them held by the Fund. Fraud and other deceptive practices committed by an issuer of securities held by the Fund, when discovered, will likely cause a steep decline in the market price of those securities and thus negatively affect the value of the Fund’s investments. In addition, when discovered, financial fraud contributes to overall market volatility, which can adversely affect the Fund’s investment program.

Pictet AI Enhanced International Equity ETF | Preferred Stock Risk
Prospectus [Line Items]
Risk [Text Block]
●	Preferred Stock Risk. Preferred stock is subordinated to bonds and other debt instruments in a company’s capital structure and, therefore, will be subject to greater credit risk than those debt instruments. In addition, preferred stock is subject to other risks such as having no or limited voting rights, being subject to special redemption rights, having distributions deferred or skipped, having limited liquidity, changing tax treatments, and possibly being in heavily regulated industries.

Pictet AI Enhanced International Equity ETF | Convertible Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●	Convertible Securities Risk. A convertible security generally is a preferred stock that may be converted within a specified period of time into common stock. Convertible securities nevertheless remain subject to the risks of both debt securities and equity securities. As with other equity securities, the value of a convertible security tends to increase as the price of the underlying stock goes up, and to decrease as the price of the underlying stock goes down. Declining common stock values therefore also may cause the value of the Fund’s investments to decline. Like a debt security, a convertible security provides a fixed-income stream and also tends to decrease in value when interest rates rise. Moreover, many convertible securities have credit ratings that are below investment grade and are subject to the same risks as lower-rated debt securities, which are considered to have more speculative characteristics and greater susceptibility to default or decline in market value than investment grade (or higher-rated) securities.

Pictet AI Enhanced International Equity ETF | Participation Certificates Risk
Prospectus [Line Items]
Risk [Text Block]
●	Participation Certificates Risk. Participation certificates represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. The risks of investing in participation certificates includes foreign investment risk. Participation certificates also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments. The purchaser of a participation certificate must rely on the creditworthiness of the bank or broker who issues the participation certificate, and these notes do not have the same rights as a shareholder of the underlying foreign security.

Pictet AI Enhanced International Equity ETF | Market Capitalization Risk
Prospectus [Line Items]
Risk [Text Block]
●	Market Capitalization Risk. Investments in securities issued by mid- or large-cap companies will be subject to the risks associated with securities issued by companies of the applicable market capitalization. Securities of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments. Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments. There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Pictet AI Enhanced International Equity ETF | Tax Risk
Prospectus [Line Items]
Risk [Text Block]
●	Tax Risk. The risk of loss incurred by changes in tax regimes, loss of tax status or advantages. This may impact the Fund’s strategy, asset allocation and net asset value.

Pictet AI Enhanced International Equity ETF | ETF-Related Risks
Prospectus [Line Items]
Risk [Text Block]
●	ETF-Related Risks. The Fund is an ETF and, as a result of this structure, is exposed to the following risks:

o	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Fund shares, including brokerage commissions imposed by brokers and the variance in bid-ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

o	Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because the Fund is an ETF, typically only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. Retail investors cannot transact directly with the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace to transact in Fund shares, there may be demand for Fund shares thereby increasing the market price above net asset value (“NAV”), or lack of demand, which may decrease the market price below NAV, or in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund's underlying portfolio holdings. As a result of these considerations, Fund shares may trade at a material premium or discount to NAV or these factors may, in turn, lead to wider spreads between the bid and ask price of Fund shares. In addition, the Fund may face possible delisting if: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

o	Trading Risk. Shares of the Fund may trade on NYSE Arca, Inc. (the “Exchange”) above (premium) or below (discount) their NAV. In stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may increase the variance between the market price of the Fund shares and the value of its underlying holdings. This can be reflected as a spread between the bid and ask prices for the Fund shares quoted during the day or a premium or discount in the closing price from the Fund’s NAV. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for Fund shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

o	National Closed Market Trading Risk. To the extent that the underlying securities or other instruments held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s underlying securities or other instruments trade on that closed foreign market or when the foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other ETFs.

Pictet AI Enhanced International Equity ETF | New/Smaller Fund Risk
Prospectus [Line Items]
Risk [Text Block]
●	New/Smaller Fund Risk. A new or smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Fund will achieve an economically viable size, in which case it could ultimately liquidate.

Pictet AI Enhanced International Equity ETF | Operational Risk
Prospectus [Line Items]
Risk [Text Block]
●	Operational Risk. The risk of loss resulting from inadequate or failed internal processes, people and systems, or from external events. Operational risk includes but is not limited to multiple risks such as: systems and process risk that arises from systems vulnerability, insufficiency or controls failure, valuation risk when an asset is overvalued and is worth less than expected when it matures or is sold, service providers risk when service providers do not deliver the desired level of service, execution risk when an order may not be executed as desired, resulting in a loss for the Fund or having regulatory consequences, and risk surrounding the human being (insufficient or inappropriate skills/competencies, loss of key personal, availability, health, safety, fraud/collusion risk, etc.)

Pictet AI Enhanced International Equity ETF | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]
●	Cybersecurity Risk. With the increased reliance on technology to conduct business, the Fund and its third-party service providers (including any advisors, custodians, distributors, administrators, transfer agents, accountants) may face the risk of cyber-attacks in relation to, but not limited to, the confidentiality, integrity, or availability of information, data, or information systems. Issuers of securities in which a Fund invests, may face similar risks, which could result in material adverse impacts for the Fund. Cyber-attacks can result from deliberate or unintentional events. Cyber security failures and breaches may cause disruptions and impact the Fund’s operations, potentially resulting in financial losses. Such impacts may consist in the inability of a Fund to conduct operations including the calculation and publication of its net asset value, the disclosure of confidential information, erroneous trades or orders, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement and other costs. Cyber-attacks may render records of a Fund inaccessible, inaccurate or incomplete. Substantial costs may be incurred by the Fund in order to resolve or prevent cyber security events.

Pictet AI Enhanced International Equity ETF | Artificial Intelligence Models and Data Risk
Prospectus [Line Items]
Risk [Text Block]
●	Artificial Intelligence Models and Data Risk. The Fund relies heavily on a proprietary artificial intelligence selection model as well as data and information supplied by third parties that are utilized by such model. To the extent the model does not perform as designed or as intended, the Fund’s strategy may not be successfully implemented and the Fund may lose value. If the model or data are incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the model or data been correct and complete. The use of predictive models has inherent risks. For example, such models may incorrectly forecast future behavior, leading to potential losses. In addition, in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind), such models may produce unexpected results, which can result in losses for the Fund. Furthermore, because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

Pictet AI Enhanced International Equity ETF | Investment Restriction Risk
Prospectus [Line Items]
Risk [Text Block]
●	Investment Restriction Risk. The risk arising from governmental capital controls or restrictions that may negatively impact the timing and amount of capital being divested. In some cases, the Fund may not be able to withdraw investments made in some countries. Governments may change restrictions on foreign ownership of local assets, including but not limited to restrictions on sectors, individual and aggregate trading quotas, percentage of control and type of shares available to foreigners. The Fund may not be able to implement their strategies due to restrictions.

Pictet AI Enhanced International Equity ETF | Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities. Fund turnover generally involves a number of direct and indirect costs and expenses to a fund, including, for example, brokerage commissions, dealer mark-ups and bid/asked spreads, and transaction costs on the sale of securities and reinvestment in other securities. The costs related to increased portfolio turnover have the effect of reducing the Fund's investment return.

Pictet AI Enhanced International Equity ETF | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]
●	Derivatives Risk. The risk that an investment in derivatives will not perform as anticipated by the Adviser, may not be available at the time or price desired, cannot be closed out at a favorable time or price, will increase the Fund’s transaction costs, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely or at all with that of the cash investment; that the positions may be improperly executed or constructed; that the Fund’s counterparty will be unable or unwilling to perform its obligations; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

o	Index Futures Risk. Index futures contracts can be used to create or hedge exposure to the markets represented by a stock index. The purchaser of an equity index future buys the right to receive a payment corresponding to any increase in the value of the referenced index as of a specified future date and incurs the obligation to make a payment corresponding to any decrease in the value of the referenced index as of such date.

Pictet AI Enhanced International Equity ETF | Counterparty Risk and Collateral Risk
Prospectus [Line Items]
Risk [Text Block]
●	Counterparty Risk and Collateral Risk.

o	Counterparty Risk. Counterparty risk refers to the risk of loss for an ETF resulting from the fact that the counterparty to a transaction entered into by an ETF may default on its contractual obligations. There can be no assurance that an issuer or counterparty will not be subject to credit or other difficulties leading to a default on its contractual obligations and the loss of all or part of the amounts due to the ETF. This risk may arise at any time the assets of an ETF are deposited, extended, committed, invested or otherwise exposed through actual or implied contractual agreements.

o	Collateral Risk. Although collateral can be taken to mitigate the risk of counterparty default, there is a risk that collateral taken, particularly in the case of securities, when realized, may not generate sufficient liquidity to settle the debts of the counterparty. This may be due to factors such as improper pricing of collateral, weaknesses in the valuation of collateral on a regular basis, adverse market movements in the collateral value, deterioration of the credit rating of the collateral issuer or the illiquidity of the market in which the collateral is negotiated.

Pictet AI Enhanced International Equity ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors can affect this value, and you may lose money by investing in the Fund or your investment in the Fund could underperform other investments.
Pictet AI Enhanced International Equity ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.
Pictet Emerging Markets Rising Economies ETF | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●	Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.

Pictet Emerging Markets Rising Economies ETF | Foreign Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Securities Risk. The Fund invests in foreign securities, which are generally riskier than U.S. securities. As a result the Fund may be subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), natural disasters and public health emergencies occurring in a country where the fund invests could cause the Fund’s investments in that country to experience losses. For these and other reasons, securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. If the Fund buys securities denominated in a foreign currency, receives income in foreign currencies, or holds foreign currencies from time to time, the value of the Fund’s assets, as measured in U.S. dollars, can be affected unfavorably by changes in exchange rates relative to the U.S. dollar or other foreign currencies. Foreign markets are also subject to the risk that a foreign government could restrict foreign exchange transactions or otherwise implement unfavorable currency regulations. In addition, foreign securities may be subject to currency exchange rates or regulations, the imposition of economic sanctions, tariffs or other government restrictions, higher transaction and other costs, reduced liquidity, and delays in settlement.

Pictet Emerging Markets Rising Economies ETF | Foreign Currency Risk
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Currency Risk. The Fund may invest in non-U.S. dollar denominated securities of foreign issuers. Where a fund’s net asset value is determined in U.S. dollars and the fund invests in non-U.S. dollar denominated securities, the fund’s net asset value could decline if the currency of the non-U.S. market in which the fund invests depreciates against the U.S. dollar, even if the value of the fund’s holdings, measured in the foreign currency, increases. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation and political developments. Emerging markets may be susceptible to greater currency fluctuations and greater volatility in currency exchange rates than more developed markets.

Pictet Emerging Markets Rising Economies ETF | Security Pricing Risk
Prospectus [Line Items]
Risk [Text Block]
●	Security Pricing Risk. The risk of uncertainty of price changes. Usually, the higher the volatility of an asset or instrument, the higher its risk. The prices for securities in which the Fund invests may change significantly in short-term periods.

Pictet Emerging Markets Rising Economies ETF | Rights and Warrants Risk
Prospectus [Line Items]
Risk [Text Block]
●	Rights and Warrants Risk. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. A warrant or a right may become worthless unless exercised or sold before expiration. For example, if the market price of the common stock related to the warrant or right does not exceed the exercise price during the life of the warrant or right, the warrant or right will expire worthless. Warrants and rights have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant or right may be greater than the percentage increase or decrease in the value of the underlying common stock.

Pictet Emerging Markets Rising Economies ETF | Real Estate Investment Trusts (REITs) Risk
Prospectus [Line Items]
Risk [Text Block]
●	Real Estate Investment Trusts (REITs) Risk. There are special risk considerations associated with investing in the real estate industry securities such as REITs and the securities of companies principally engaged in the real estate industry. These risks include: the cyclical nature of real estate values, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, environmental risks, regulatory limitations on rents, changes in neighborhood values, related party risks, changes in the appeal of properties to tenants, increases in interest rates and other real estate capital market influences. Generally, increases in interest rates will increase the costs of obtaining financing, which could directly and indirectly decrease the value of an ETF investing in the Real Estate Industry.

Pictet Emerging Markets Rising Economies ETF | Depositary Receipts Risk
Prospectus [Line Items]
Risk [Text Block]
●	Depositary Receipts Risk. Depositary receipts (such as ADRs and GDRs) are instruments that represent shares in companies trading outside the markets in which the depositary receipts are traded. Accordingly, while the depositary receipts are traded on recognized exchanges, there may be other risks associated with such instruments to consider for example the shares underlying the instruments may be subject to political, inflationary, exchange rate or custody risks

Pictet Emerging Markets Rising Economies ETF | Sustainability & ESG Data Risk
Prospectus [Line Items]
Risk [Text Block]
●	Sustainability & ESG Data Risk. The risk arising from any environmental, social or governance events or conditions that, were they to occur, could cause a material negative impact on the value of the investment.

The set of sustainability risks below are relevant to the Adviser’s investment strategies, as the Fund integrates sustainability risks. When selecting and monitoring investments, these sustainability risks are systematically considered along with all other risks deemed relevant for the Fund, taking into account its investment policy / strategy.

o	Transition Risk. The risk posed by the exposure to issuers that may potentially be negatively affected by the transition to a low carbon economy due to their involvement in exploration, production, processing, trading and sale of fossil fuels, or their dependency upon carbon intensive materials, processes, products and services. Transition risk may result from several factors, including rising costs and/or limitation of greenhouse gas emissions, energy-efficiency requirements, reduction in fossil fuel demand or shift to alternative energy sources, due to policy, regulatory, technological and market demand changes. Transition risks may negatively affect the value of investments by impairing assets or revenues, or by increasing liabilities, capital expenditures, operating and financing costs.

o	Physical Risk. The risk posed by the exposure to issuers that may potentially be negatively affected by the physical impacts of climate change. Physical risk includes acute risks arising from extreme weather events such as storms, floods, droughts, fires or heatwaves, and chronic risks arising from gradual changes in the climate, such as changing rainfall patterns, rising sea levels, ocean acidification, and biodiversity loss. Physical risks may negatively affect the value of investments by impairing assets, productivity or revenues, or by increasing liabilities, capital expenditures, operating and financing costs.

o	Environmental Risk. The risk posed by the exposure to issuers that may potentially be causing or affected by environmental degradation and/or depletion of natural resources. Environmental risk may result from air pollution, water pollution, waste generation, depletion of freshwater and marine resources, loss of biodiversity or damages to ecosystems. Environmental risks may negatively affect the value of investments by impairing assets, productivity or revenues, or by increasing liabilities, capital expenditures, operating and financing costs.

o	Social Risk. The risk posed by the exposure to issuers that may potentially be negatively affected by social factors such as poor labor standards, human rights violations, damages to public health, data privacy breaches, or increased inequalities. Social risks may negatively affect the value of investments by impairing assets, productivity or revenues, or by increasing liabilities, capital expenditures, operating and financing costs.

o	Governance Risk. The risk posed by the exposure to issuers that may potentially be negatively affected by weak governance structures. For companies, governance risk may result from malfunctioning boards, inadequate remuneration structures, abuses of minority shareholders or bondholders’ rights, deficient controls, aggressive tax planning and accounting practices, or lack of business ethics. For countries, governance risk may include governmental instability, bribery and corruption, privacy breaches and lack of judicial independence. Governance risk may negatively affect the value of investments due to poor strategic decisions, conflicts of interest, reputational damages, increased liabilities or loss of investor confidence.

o	ESG Data Risk. ESG information from third-party data providers may be incomplete, inaccurate, or unavailable. As a result, there is a risk that the Adviser may incorrectly assess a security or issuer, resulting in the incorrect inclusion or exclusion of a security in the Fund’s portfolio. Incomplete, inaccurate, or unavailable ESG data may also act as a methodological limitation to a non-financial investment strategy (such as the application of ESG criteria or similar). The Adviser will seek to mitigate this risk through its own assessment. In the event that the ESG characteristics of a security held by the Fund change, resulting in the security being sold, neither the Fund, nor the Adviser accept liability in relation to such change.

As with the use of any considerations involved in investment decisions, there is no guarantee that the ESG investment considerations used by the Fund will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may underperform funds that do not incorporate these considerations.

Pictet Emerging Markets Rising Economies ETF | Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]
•	Emerging Markets Risk. Investing in securities of issuers located in emerging market countries generally is riskier than investing in securities of issuers located in foreign developed countries due to lower liquidity, market manipulation concerns, limited reliable access to capital, and differing company organizational structures. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets. Additionally, certain jurisdictions do not provide the Public Company Accounting Oversight Board (PCAOB) with sufficient access to inspect audit work papers and practices, or otherwise do not cooperate with U.S. regulators, potentially exposing investors in U.S. capital markets to significant risks. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Adviser’s ability to evaluate local companies and impact the Fund’s performance.

Pictet Emerging Markets Rising Economies ETF | Active Management Risk
Prospectus [Line Items]
Risk [Text Block]
●	Active Management Risk. The risk that the Fund will fail to meet its investment objective and that the Fund’s investment performance will depend, at least in part, on how its assets are allocated and reallocated among asset classes, sectors, underlying funds and/or investments and that such allocation will focus on asset classes, sectors, underlying funds, and/or investments that perform poorly or underperform other asset classes, sectors, underlying funds, and/or available investments. Any given investment strategy may fail to produce the intended results, and the Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.

Pictet Emerging Markets Rising Economies ETF | Market Disruption and Geopolitical Risk
Prospectus [Line Items]
Risk [Text Block]
●	Market Disruption and Geopolitical Risk. The Fund is subject to the risk that geopolitical and other events (e.g., wars, pandemics, sanctions and terrorism) will disrupt securities markets, adversely affect the general economy or particular economies and markets and exacerbate the effects of other risks to which the Fund is subject, thereby reducing the value of the Fund’s investments. Sudden or significant changes in the supply or prices of commodities or in other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies and industries. Terrorism in the United States and around the world has increased geopolitical risk, and terrorist attacks could result in the closure of securities markets or other disruptions. Securities markets are susceptible to market manipulation or other fraudulent trading practices, which could disrupt their orderly functioning or reduce the prices of securities traded on them held by the Fund. Fraud and other deceptive practices committed by an issuer of securities held by the Fund, when discovered, will likely cause a steep decline in the market price of those securities and thus negatively affect the value of the Fund’s investments. In addition, when discovered, financial fraud contributes to overall market volatility, which can adversely affect the Fund’s investment program.

Pictet Emerging Markets Rising Economies ETF | Industry Concentration Risk
Prospectus [Line Items]
Risk [Text Block]
●	Industry Concentration Risk. The Fund concentrates its investments in the banks, financial services, and insurance industries. The Fund is therefore subject to greater risk of loss as a result of adverse economic, business, political, environmental or other developments affecting those industries.

o	Banks Industry Risk. The risks of investments in the banks industry include: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects on profitability due to increases in interest rates or loan losses (which usually increase in economic downturns, which could lead to insolvency or other negative consequences); severe price competition; economic conditions; credit rating downgrades; and increased inter-industry consolidation and competition. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual bank or on the sector as a whole cannot be predicted. The banks industry may also be affected by risks that affect the broader financial services industry.

o	Financial Services Industry Risk. The Fund’s portfolio is concentrated in investments in securities issued by companies in the financial services industry. The financial services industry is subject to extensive government regulation. Profitability is largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Financial services companies are highly dependent on short-term interest rates and typically will be adversely affected by economic downturns or changes in banking regulations.

o	Insurance Industry Risk. Many factors can significantly affect companies in the insurance industry, including changes in interest rates, general economic conditions, the imposition of premium rate caps, competition and the pressure to compete globally, including price and marketing competition, and other changes in government regulation or tax law. In addition, different segments of the insurance industry may be affected by mortality and morbidity rates, actuarial miscalculations, environmental clean-up costs and catastrophic events such as natural disasters and terrorist acts and the availability and cost of reinsurance.

Pictet Emerging Markets Rising Economies ETF | Sector Focus Risk
Prospectus [Line Items]
Risk [Text Block]
●	Sector Focus Risk. Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of sectors. While the Fund’s sector exposure is expected to vary over time, the Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which the Fund may have exposure over time and should not be relied on as such.

o	Financials Sector Risk. Companies in the financials sector are subject to governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Governmental regulation may change frequently, and may have adverse consequences for companies in the financial sector, including effects not intended by such regulation. The impact of recent or future regulation in various countries on any individual financial company or on the sector, as a whole, is not known.

Pictet Emerging Markets Rising Economies ETF | Special Purpose Acquisition Companies Risk
Prospectus [Line Items]
Risk [Text Block]
●	Special Purpose Acquisition Companies Risk. SPACs are publicly traded corporations formed at the initiative of a sponsor, with the intention to acquire a business, thus providing an alternative to traditional initial public offerings (“IPOs”). A SPAC IPO is often structured to offer investors a unit of securities consisting of shares of common stock and warrants, to finance the acquisition. The structure of SPAC transactions can be complex. The risk of conflict of interests at sponsor level is inherent in any SPAC transaction, SPAC sponsors benefit more than investors from the SPAC’s completion of an initial business combination and may have an incentive to complete a transaction on terms that may be less favorable to investors. There is possible future dilution arising from the payment of the sponsors’ fees in shares, the exercise of warrants and/or in relation to the financing of the acquisition. A SPAC may identify in its IPO prospectus a specific industry or business that it will target as it seeks to combine with an operating company, however there is uncertainty on the identification of the target company during the initial IPO. Investments in SPACs may be exposed to greater liquidity risk.

Pictet Emerging Markets Rising Economies ETF | Preferred Stock Risk
Prospectus [Line Items]
Risk [Text Block]
●	Preferred Stock Risk. Preferred stock is subordinated to bonds and other debt instruments in a company’s capital structure and, therefore, will be subject to greater credit risk than those debt instruments. In addition, preferred stock is subject to other risks such as having no or limited voting rights, being subject to special redemption rights, having distributions deferred or skipped, having limited liquidity, changing tax treatments, and possibly being in heavily regulated industries.

Pictet Emerging Markets Rising Economies ETF | Convertible Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●	Convertible Securities Risk. A convertible security generally is a preferred stock that may be converted within a specified period of time into common stock. Convertible securities nevertheless remain subject to the risks of both debt securities and equity securities. As with other equity securities, the value of a convertible security tends to increase as the price of the underlying stock goes up, and to decrease as the price of the underlying stock goes down. Declining common stock values therefore also may cause the value of the Fund’s investments to decline. Like a debt security, a convertible security provides a fixed-income stream and also tends to decrease in value when interest rates rise. Moreover, many convertible securities have credit ratings that are below investment grade and are subject to the same risks as lower-rated debt securities, which are considered to have more speculative characteristics and greater susceptibility to default or decline in market value than investment grade (or higher-rated) securities.

Pictet Emerging Markets Rising Economies ETF | Debt Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●	Debt Securities Risk. The values of debt securities may increase or decrease as a result of the following: market fluctuations, changes in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments, or illiquidity in debt securities markets. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Fund's fixed income securities to decrease, an adverse impact on the liquidity of the Fund's fixed income securities, and increased volatility of the fixed income markets. During periods when interest rates are at low levels, the Fund's yield can be low, and the Fund may have a negative yield (i.e., it may lose money on an operating basis). To the extent that interest rates fall, certain underlying obligations may be paid off substantially faster than originally anticipated. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.

Pictet Emerging Markets Rising Economies ETF | Tax Risk
Prospectus [Line Items]
Risk [Text Block]
●	Tax Risk. The risk of loss incurred by changes in tax regimes, loss of tax status or advantages. This may impact the Fund’s strategy, asset allocation and net asset value.

Pictet Emerging Markets Rising Economies ETF | ETF-Related Risks
Prospectus [Line Items]
Risk [Text Block]
●	ETF-Related Risks. The Fund is an ETF and, as a result of this structure, is exposed to the following risks:

o	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Fund shares, including brokerage commissions imposed by brokers and the variance in bid-ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

o	Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because the Fund is an ETF, typically only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. Retail investors cannot transact directly with the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace to transact in Fund shares, there may be demand for Fund shares thereby increasing the market price above net asset value (the “NAV”), or lack of demand, which may decrease the market price below NAV, or in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund's underlying portfolio holdings. As a result of these considerations, Fund shares may trade at a material premium or discount to NAV or these factors may, in turn, lead to wider spreads between the bid and ask price of Fund shares. In addition, the Fund may face possible delisting if: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

o	Trading Risk. Shares of the Fund may trade on NYSE Arca, Inc. (the “Exchange”) above (premium) or below (discount) their NAV. In stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may increase the variance between the market price of the Fund shares and the value of its underlying holdings. This can be reflected as a spread between the bid and ask prices for the Fund shares quoted during the day or a premium or discount in the closing price from the Fund’s NAV. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for Fund shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

o	Cash Transactions Risk. The Fund may effect some of its creations and redemptions for cash, rather than in-kind securities. As a result, the Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. In effecting creations and redemptions in exchange for cash, the Fund may incur certain costs, including brokerage costs in connection with investing cash received and may recognize capital gains in connection with cash redemptions, unlike an ETF that effects creations and redemptions only in-kind. In addition, costs could be imposed on the Fund which would have the effect of decreasing the Fund’s NAV to the extent the costs are not offset by a transaction fee payable by an Authorized Participant.

o	National Closed Market Trading Risk – To the extent that the underlying securities or other instruments held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s underlying securities or other instruments trade on that closed foreign market or when the foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other ETFs.

Pictet Emerging Markets Rising Economies ETF | New/Smaller Fund Risk
Prospectus [Line Items]
Risk [Text Block]
●	New/Smaller Fund Risk. A new or smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Fund will achieve an economically viable size, in which case it could ultimately liquidate.

Pictet Emerging Markets Rising Economies ETF | Operational Risk
Prospectus [Line Items]
Risk [Text Block]
●	Operational Risk. The risk of loss resulting from inadequate or failed internal processes, people and systems, or from external events. Operational risk includes but is not limited to multiple risks such as: systems and process risk that arises from systems vulnerability, insufficiency or controls failure, valuation risk when an asset is overvalued and is worth less than expected when it matures or is sold, service providers risk when service providers do not deliver the desired level of service, execution risk when an order may not be executed as desired, resulting in a loss for the Fund or having regulatory consequences, and risk surrounding the human being (insufficient or inappropriate skills/competencies, loss of key personal, availability, health, safety, fraud/collusion risk, etc.).

Pictet Emerging Markets Rising Economies ETF | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]
●	Cybersecurity Risk. With the increased reliance on technology to conduct business, the Fund and its third-party service providers (including any advisors, custodians, distributors, administrators, transfer agents, accountants) may face the risk of cyber-attacks in relation to, but not limited to, the confidentiality, integrity, or availability of information, data, or information systems. Issuers of securities in which a Fund invests, may face similar risks, which could result in material adverse impacts for the Fund. Cyber-attacks can result from deliberate or unintentional events. Cyber security failures and breaches may cause disruptions and impact the Fund’s operations, potentially resulting in financial losses. Such impacts may consist in the inability of a Fund to conduct operations including the calculation and publication of its net asset value, the disclosure of confidential information, erroneous trades or orders, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement and other costs. Cyber-attacks may render records of a Fund inaccessible, inaccurate or incomplete. Substantial costs may be incurred by the Fund in order to resolve or prevent cyber security events.

Pictet Emerging Markets Rising Economies ETF | Investment Restriction Risk
Prospectus [Line Items]
Risk [Text Block]
●	Investment Restriction Risk. The risk arising from governmental capital controls or restrictions that may negatively impact the timing and amount of capital being divested. In some cases, the Fund may not be able to withdraw investments made in some countries. Governments may change restrictions on foreign ownership of local assets, including but not limited to restrictions on sectors, individual and aggregate trading quotas, percentage of control and type of shares available to foreigners. The Fund may not be able to implement its strategies due to restrictions.

Pictet Emerging Markets Rising Economies ETF | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]
●	Derivatives Risk. The risk that an investment in derivatives will not perform as anticipated by the Adviser, may not be available at the time or price desired, cannot be closed out at a favorable time or price, will increase the Fund’s transaction costs, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely or at all with that of the cash investment; that the positions may be improperly executed or constructed; that the Fund’s counterparty will be unable or unwilling to perform its obligations; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

o	Index Futures Risk. Index futures contracts can be used to create or hedge exposure to the markets represented by a stock index. The purchaser of an equity index future buys the right to receive a payment corresponding to any increase in the value of the referenced index as of a specified future date and incurs the obligation to make a payment corresponding to any decrease in the value of the referenced index as of such date.

Pictet Emerging Markets Rising Economies ETF | Counterparty Risk and Collateral Risk
Prospectus [Line Items]
Risk [Text Block]
●	Counterparty Risk and Collateral Risk.

o	Counterparty Risk. Counterparty risk refers to the risk of loss for an ETF resulting from the fact that the counterparty to a transaction entered into by an ETF may default on its contractual obligations. There can be no assurance that an issuer or counterparty will not be subject to credit or other difficulties leading to a default on its contractual obligations and the loss of all or part of the amounts due to the ETF. This risk may arise at any time the assets of an ETF are deposited, extended, committed, invested or otherwise exposed through actual or implied contractual agreements.

o	Collateral Risk. Although collateral can be taken to mitigate the risk of counterparty default, there is a risk that collateral taken, particularly in the case of securities, when realized, may not generate sufficient liquidity to settle the debts of the counterparty. This may be due to factors such as improper pricing of collateral, weaknesses in the valuation of collateral on a regular basis, adverse market movements in the collateral value, deterioration of the credit rating of the collateral issuer or the illiquidity of the market in which the collateral is negotiated.

Pictet Emerging Markets Rising Economies ETF | Frontier Markets Risk
Prospectus [Line Items]
Risk [Text Block]
●	Frontier Markets Risk. Frontier market countries generally have smaller economies and even less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. The magnification of risks reflects the potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

Pictet Emerging Markets Rising Economies ETF | Value Investing Risk
Prospectus [Line Items]
Risk [Text Block]
●	Value Investing Risk. When choosing securities for the Fund, the strategy may have a bias toward value metrics. This means that sometimes, the Fund might not perform as well if the market is more favorable towards securities with growth traits or other investment strategies. It's important to know that value investments carry the risk that their true worth might not be recognized by the market.

Pictet Emerging Markets Rising Economies ETF | Participatory Notes Risk
Prospectus [Line Items]
Risk [Text Block]
●	Participatory Notes Risk. Participatory notes (“P-notes”) are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. Investments in P-notes involve the same risks associated with a direct investment in the underlying securities, instruments or markets that they seek to replicate. In addition, there can be no assurance that there will be a trading market for a P-note or that the trading price of a P-note will equal the underlying value of the security, instrument or market that it seeks to replicate. Due to liquidity and transfer restrictions, the secondary markets on which a P-note is traded may be less liquid than the market for other securities, or may be completely illiquid, which may also affect the ability of a fund to accurately value a P-note. P-notes typically constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, which subjects a fund that holds them to counterparty risk (and this risk may be amplified if a fund purchases P-notes from only a small number of issuers).

Pictet Emerging Markets Rising Economies ETF | Investment Company and Exchange-Traded Fund Risk
Prospectus [Line Items]
Risk [Text Block]
●	Investment Company and Exchange-Traded Fund Risk. The risk that an investment company or other pooled investment vehicle, including any ETFs, in which the Fund invests will not achieve its investment objective or execute its investment strategies effectively or that significant purchase or redemption activity by shareholders of such an investment company might negatively affect the value of its shares. The Fund must pay its pro rata portion of an investment company’s fees and expenses. To the extent the Adviser determines to invest Fund assets in other investment companies, the Adviser will have an incentive to invest in other investment vehicles sponsored or advised by the Adviser or a related party of the Adviser over investment companies sponsored or managed by others and to maintain such investments once made due to its own financial interest in those products and other business considerations.

Pictet Emerging Markets Rising Economies ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors can affect this value, and you may lose money by investing in the Fund or your investment in the Fund could underperform other investments.
Pictet Emerging Markets Rising Economies ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.
Pictet Emerging Markets Debt ETF | Foreign Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Securities Risk. The Fund invests in foreign securities, which are generally riskier than U.S. securities. As a result the Fund may be subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), natural disasters and public health emergencies occurring in a country where the fund invests could cause the Fund’s investments in that country to experience losses. For these and other reasons, securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. If the Fund buys securities denominated in a foreign currency, receives income in foreign currencies, or holds foreign currencies from time to time, the value of the Fund’s assets, as measured in U.S. dollars, can be affected unfavorably by changes in exchange rates relative to the U.S. dollar or other foreign currencies. Foreign markets are also subject to the risk that a foreign government could restrict foreign exchange transactions or otherwise implement unfavorable currency regulations. In addition, foreign securities may be subject to currency exchange rates or regulations, the imposition of economic sanctions, tariffs or other government restrictions, higher transaction and other costs, reduced liquidity, and delays in settlement.

Pictet Emerging Markets Debt ETF | Foreign Currency Risk
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Currency Risk. The Fund may invest in non-U.S. dollar denominated securities of foreign issuers. Where a fund’s net asset value is determined in U.S. dollars and the fund invests in non-U.S. dollar denominated securities, the fund’s net asset value could decline if the currency of the non-U.S. market in which the fund invests depreciates against the U.S. dollar, even if the value of the fund’s holdings, measured in the foreign currency, increases. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation and political developments. Emerging markets may be susceptible to greater currency fluctuations and greater volatility in currency exchange rates than more developed markets.

Pictet Emerging Markets Debt ETF | Security Pricing Risk
Prospectus [Line Items]
Risk [Text Block]
●	Security Pricing Risk. The risk of uncertainty of price changes. Usually, the higher the volatility of an asset or instrument, the higher its risk. The prices for securities in which the Fund invests may change significantly in short-term periods.

Pictet Emerging Markets Debt ETF | Sustainability & ESG Data Risk
Prospectus [Line Items]
Risk [Text Block]
●	Sustainability & ESG Data Risk. The risk arising from any environmental, social or governance events or conditions that, were they to occur, could cause a material negative impact on the value of the investment.

The set of sustainability risks below are relevant to the Adviser’s investment strategies, as the Fund integrates sustainability risks. When selecting and monitoring investments, these sustainability risks are systematically considered along with all other risks deemed relevant for the Fund, taking into account its investment policy / strategy.

o	Transition Risk. The risk posed by the exposure to issuers that may potentially be negatively affected by the transition to a low carbon economy due to their involvement in exploration, production, processing, trading and sale of fossil fuels, or their dependency upon carbon intensive materials, processes, products and services. Transition risk may result from several factors, including rising costs and/or limitation of greenhouse gas emissions, energy-efficiency requirements, reduction in fossil fuel demand or shift to alternative energy sources, due to policy, regulatory, technological and market demand changes. Transition risks may negatively affect the value of investments by impairing assets or revenues, or by increasing liabilities, capital expenditures, operating and financing costs.

o	Physical Risk. The risk posed by the exposure to issuers that may potentially be negatively affected by the physical impacts of climate change. Physical risk includes acute risks arising from extreme weather events such as storms, floods, droughts, fires or heatwaves, and chronic risks arising from gradual changes in the climate, such as changing rainfall patterns, rising sea levels, ocean acidification, and biodiversity loss. Physical risks may negatively affect the value of investments by impairing assets, productivity or revenues, or by increasing liabilities, capital expenditures, operating and financing costs.

o	Environmental Risk. The risk posed by the exposure to issuers that may potentially be causing or affected by environmental degradation and/or depletion of natural resources. Environmental risk may result from air pollution, water pollution, waste generation, depletion of freshwater and marine resources, loss of biodiversity or damages to ecosystems. Environmental risks may negatively affect the value of investments by impairing assets, productivity or revenues, or by increasing liabilities, capital expenditures, operating and financing costs.

o	Social Risk. The risk posed by the exposure to issuers that may potentially be negatively affected by social factors such as poor labor standards, human rights violations, damages to public health, data privacy breaches, or increased inequalities. Social risks may negatively affect the value of investments by impairing assets, productivity or revenues, or by increasing liabilities, capital expenditures, operating and financing costs.

o	Governance Risk. The risk posed by the exposure to issuers that may potentially be negatively affected by weak governance structures. For companies, governance risk may result from malfunctioning boards, inadequate remuneration structures, abuses of minority shareholders or bondholders’ rights, deficient controls, aggressive tax planning and accounting practices, or lack of business ethics. For countries, governance risk may include governmental instability, bribery and corruption, privacy breaches and lack of judicial independence. Governance risk may negatively affect the value of investments due to poor strategic decisions, conflicts of interest, reputational damages, increased liabilities or loss of investor confidence.

o	ESG Data Risk. ESG information from third-party data providers may be incomplete, inaccurate, or unavailable. As a result, there is a risk that the Adviser may incorrectly assess a security or issuer, resulting in the incorrect inclusion or exclusion of a security in the Fund’s portfolio. Incomplete, inaccurate, or unavailable ESG data may also act as a methodological limitation to a non-financial investment strategy (such as the application of ESG criteria or similar). The Adviser will seek to mitigate this risk through its own assessment. In the event that the ESG characteristics of a security held by the Fund change, resulting in the security being sold, neither the Fund, nor the Adviser accept liability in relation to such change.

As with the use of any considerations involved in investment decisions, there is no guarantee that the ESG investment considerations used by the Fund will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may underperform funds that do not incorporate these considerations.

Pictet Emerging Markets Debt ETF | Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]
●	Emerging Markets Risk. Investing in securities of issuers located in emerging market countries generally is riskier than investing in securities of issuers located in foreign developed countries due to lower liquidity, market manipulation concerns, limited reliable access to capital, and differing company organizational structures. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets. Additionally, certain jurisdictions do not provide the Public Company Accounting Oversight Board (PCAOB) with sufficient access to inspect audit work papers and practices, or otherwise do not cooperate with U.S. regulators, potentially exposing investors in U.S. capital markets to significant risks. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Adviser’s ability to evaluate local companies and impact the Fund’s performance.

Pictet Emerging Markets Debt ETF | Active Management Risk
Prospectus [Line Items]
Risk [Text Block]
●	Active Management Risk. The risk that the Fund will fail to meet its investment objective and that the Fund’s investment performance will depend, at least in part, on how its assets are allocated and reallocated among asset classes, sectors, underlying funds and/or investments and that such allocation will focus on asset classes, sectors, underlying funds, and/or investments that perform poorly or underperform other asset classes, sectors, underlying funds, and/or available investments. Any given investment strategy may fail to produce the intended results, and the Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.

Pictet Emerging Markets Debt ETF | Market Disruption and Geopolitical Risk
Prospectus [Line Items]
Risk [Text Block]
●	Market Disruption and Geopolitical Risk. The Fund is subject to the risk that geopolitical and other events (e.g., wars, pandemics, sanctions and terrorism) will disrupt securities markets, adversely affect the general economy or particular economies and markets and exacerbate the effects of other risks to which the Fund is subject, thereby reducing the value of the Fund’s investments. Sudden or significant changes in the supply or prices of commodities or in other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies and industries. Terrorism in the United States and around the world has increased geopolitical risk, and terrorist attacks could result in the closure of securities markets or other disruptions. Securities markets are susceptible to market manipulation or other fraudulent trading practices, which could disrupt their orderly functioning or reduce the prices of securities traded on them held by the Fund. Fraud and other deceptive practices committed by an issuer of securities held by the Fund, when discovered, will likely cause a steep decline in the market price of those securities and thus negatively affect the value of the Fund’s investments. In addition, when discovered, financial fraud contributes to overall market volatility, which can adversely affect the Fund’s investment program.

Pictet Emerging Markets Debt ETF | Convertible Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●	Convertible Securities Risk. A convertible security generally is a preferred stock that may be converted within a specified period of time into common stock. Convertible securities nevertheless remain subject to the risks of both debt securities and equity securities. As with other equity securities, the value of a convertible security tends to increase as the price of the underlying stock goes up, and to decrease as the price of the underlying stock goes down. Declining common stock values therefore also may cause the value of the Fund’s investments to decline. Like a debt security, a convertible security provides a fixed-income stream and also tends to decrease in value when interest rates rise. Moreover, many convertible securities have credit ratings that are below investment grade and are subject to the same risks as lower-rated debt securities, which are considered to have more speculative characteristics and greater susceptibility to default or decline in market value than investment grade (or higher-rated) securities.

o	Convertible Bonds Risk. Convertible bonds are bonds issued by a company that give the bondholder an option to convert the bond into common stocks of the company at certain times using a predetermined exchange ratio. This is a hybrid instrument that carries both equity risk and the credit and default risks typical of bonds.

Pictet Emerging Markets Debt ETF | Tax Risk
Prospectus [Line Items]
Risk [Text Block]
●	Tax Risk. The risk of loss incurred by changes in tax regimes, loss of tax status or advantages. This may impact the Fund’s strategy, asset allocation and net asset value.

o	Singaporean Tax Risk. A taxable presence in Singapore generally arises whenever a Fund is managed by Pictet Asset Management (Singapore) Pte. Ltd. To mitigate potential tax liabilities in Singapore, the Fund will rely on existing Singaporean tax exemptions. It must be noted that despite the compliance of a Fund with a specific exemption, some Singapore-source incomes derived by it may remain taxable in Singapore (such as incomes from Singaporean REITs).

Pictet Emerging Markets Debt ETF | ETF-Related Risks
Prospectus [Line Items]
Risk [Text Block]
●	ETF-Related Risks. The Fund is an ETF and, as a result of this structure, is exposed to the following risks:

o	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Fund shares, including brokerage commissions imposed by brokers and the variance in bid-ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

o	Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because the Fund is an ETF, typically only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. Retail investors cannot transact directly with the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace to transact in Fund shares, there may be demand for Fund shares thereby increasing the market price above net asset value (“NAV”), or lack of demand, which may decrease the market price below NAV, or in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund's underlying portfolio holdings. As a result of these considerations, Fund shares may trade at a material premium or discount to NAV or these factors may, in turn, lead to wider spreads between the bid and ask price of Fund shares. In addition, the Fund may face possible delisting if: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

o	Trading Risk. Shares of the Fund may trade on NYSE Arca, Inc. (the “Exchange”) above (premium) or below (discount) their NAV. In stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may increase the variance between the market price of the Fund shares and the value of its underlying holdings. This can be reflected as a spread between the bid and ask prices for the Fund shares quoted during the day or a premium or discount in the closing price from the Fund’s NAV. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for Fund shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

o	Cash Transactions Risk. The Fund may effect some of its creations and redemptions for cash, rather than in-kind securities. As a result, the Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. In effecting creations and redemptions in exchange for cash, the Fund may incur certain costs, including brokerage costs in connection with investing cash received and may recognize capital gains in connection with cash redemptions, unlike an ETF that effects creations and redemptions only in-kind. In addition, costs could be imposed on the Fund which would have the effect of decreasing the Fund’s NAV to the extent the costs are not offset by a transaction fee payable by an Authorized Participant.

o	National Closed Market Trading Risk. To the extent that the underlying securities or other instruments held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s underlying securities or other instruments trade on that closed foreign market or when the foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other ETFs.

Pictet Emerging Markets Debt ETF | New/Smaller Fund Risk
Prospectus [Line Items]
Risk [Text Block]
●	New/Smaller Fund Risk. A new or smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Fund will achieve an economically viable size, in which case it could ultimately liquidate.

Pictet Emerging Markets Debt ETF | Operational Risk
Prospectus [Line Items]
Risk [Text Block]
●	Operational Risk. The risk of loss resulting from inadequate or failed internal processes, people and systems, or from external events. Operational risk includes but is not limited to multiple risks such as: systems and process risk that arises from systems vulnerability, insufficiency or controls failure, valuation risk when an asset is overvalued and is worth less than expected when it matures or is sold, service providers risk when service providers do not deliver the desired level of service, execution risk when an order may not be executed as desired, resulting in a loss for the Fund or having regulatory consequences, and risk surrounding the human being (insufficient or inappropriate skills/competencies, loss of key personal, availability, health, safety, fraud/collusion risk, etc.).

Pictet Emerging Markets Debt ETF | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]
●	Cybersecurity Risk. With the increased reliance on technology to conduct business, the Fund and its third-party service providers (including any advisors, custodians, distributors, administrators, transfer agents, accountants) may face the risk of cyber-attacks in relation to, but not limited to, the confidentiality, integrity, or availability of information, data, or information systems. Issuers of securities in which a Fund invests, may face similar risks, which could result in material adverse impacts for the Fund. Cyber-attacks can result from deliberate or unintentional events. Cyber security failures and breaches may cause disruptions and impact the Fund’s operations, potentially resulting in financial losses. Such impacts may consist in the inability of a Fund to conduct operations including the calculation and publication of its net asset value, the disclosure of confidential information, erroneous trades or orders, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement and other costs. Cyber-attacks may render records of a Fund inaccessible, inaccurate or incomplete. Substantial costs may be incurred by the Fund in order to resolve or prevent cyber security events.

Pictet Emerging Markets Debt ETF | Investment Restriction Risk
Prospectus [Line Items]
Risk [Text Block]
●	Investment Restriction Risk. The risk arising from governmental capital controls or restrictions that may negatively impact the timing and amount of capital being divested. In some cases, the Fund may not be able to withdraw investments made in some countries. Governments may change restrictions on foreign ownership of local assets, including but not limited to restrictions on sectors, individual and aggregate trading quotas, percentage of control and type of shares available to foreigners. The Fund may not be able to implement its strategies due to restrictions.

Pictet Emerging Markets Debt ETF | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]
●	Derivatives Risk. The risk that an investment in derivatives will not perform as anticipated by the Adviser, may not be available at the time or price desired, cannot be closed out at a favorable time or price, will increase the Fund’s transaction costs, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely or at all with that of the cash investment; that the positions may be improperly executed or constructed; that the Fund’s counterparty will be unable or unwilling to perform its obligations; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

o	Credit Default Swap Risk. Credit default swaps are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make specific payments to the buyer if a negative credit event occurs, such as the bankruptcy of or default by the issuer of the underlying debt instrument. When investing in credit default swaps, the Fund is exposed to the credit risk of both the counterparty to the credit default swap and the issuer of the underlying reference obligation. The Fund could realize a loss on its investment if it does not correctly evaluate the creditworthiness of the issuer of the bond or other reference obligation on which the credit default swap is based, as well as the continued creditworthiness of the counterparty. Investments in credit default swaps also are subject to liquidity risk.

o	Foreign Exchange Forward Contracts Risk. A foreign exchange forward contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Foreign exchange forward contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains, do not protect against fluctuations in the value of the underlying position, and are subject to counterparty risk. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated and can experience lengthy periods of illiquidity, unusually high trading volume and other negative impacts, such as political intervention, which may result in volatility or disruptions in such markets. A relatively small price movement in a forward contract may result in substantial losses to the Fund, exceeding the amount of the margin paid.

o	Futures Contracts Risk. Futures contracts are exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts include imperfect correlation between the movements in the price of the instruments and the price of the underlying assets. In addition, there is a risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of futures positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Futures also are subject to leverage and liquidity risks. The Fund may invest in standard futures contracts, e-mini futures contracts, and micro e-mini futures contracts depending on the investment exposure needs of the Fund.

Pictet Emerging Markets Debt ETF | Counterparty Risk and Collateral Risk
Prospectus [Line Items]
Risk [Text Block]
●	Counterparty Risk and Collateral Risk.

o	Counterparty Risk. Counterparty risk refers to the risk of loss for an ETF resulting from the fact that the counterparty to a transaction entered into by an ETF may default on its contractual obligations. There can be no assurance that an issuer or counterparty will not be subject to credit or other difficulties leading to a default on its contractual obligations and the loss of all or part of the amounts due to the ETF. This risk may arise at any time the assets of an ETF are deposited, extended, committed, invested or otherwise exposed through actual or implied contractual agreements.

o	Collateral Risk. Although collateral can be taken to mitigate the risk of counterparty default, there is a risk that collateral taken, particularly in the case of securities, when realized, may not generate sufficient liquidity to settle the debts of the counterparty. This may be due to factors such as improper pricing of collateral, weaknesses in the valuation of collateral on a regular basis, adverse market movements in the collateral value, deterioration of the credit rating of the collateral issuer or the illiquidity of the market in which the collateral is negotiated.

Pictet Emerging Markets Debt ETF | Frontier Markets Risk
Prospectus [Line Items]
Risk [Text Block]
●	Frontier Markets Risk. Frontier market countries generally have smaller economies and even less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. The magnification of risks reflects the potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

Pictet Emerging Markets Debt ETF | Debt Securities Risks
Prospectus [Line Items]
Risk [Text Block]
●	Debt Securities Risks. The values of debt securities may increase or decrease as a result of the following: market fluctuations, changes in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments, or illiquidity in debt securities markets. As a result, returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.

o	Credit Risk. The risk that an issuer, counterparty or other obligor to the Fund will fail to pay its obligations to the Fund when they are due, which may reduce the Fund’s income and/or reduce, in whole or in part, the value of the Fund’s investment. Actual or perceived changes in the financial condition of an obligor, changes in economic, social or political conditions that affect a particular type of security, instrument, or obligor, and changes in economic, social or political conditions generally can increase the risk of default by an obligor, which can affect a security’s or other instrument’s credit quality or value and an obligor’s ability to honor its obligations when due. The values of lower-quality debt securities (including debt securities commonly known as “high yield” securities or “junk bonds”), including floating rate loans, tend to be particularly sensitive to these changes. Certain debt securities in the lowest investment grade category also may be considered to possess some speculative characteristics by certain rating agencies. The values of securities or instruments also may decline for a number of other reasons that relate directly to the obligor, such as management performance, financial leverage, and reduced demand for the obligor’s goods and services, as well as the historical and prospective earnings of the obligor and the value of its assets.

o	Credit Rating Risk. The risk that a credit rating agency may downgrade an issuer’s credit rating. The Adviser may be forced to sell securities at an unfavorable time or price. Credit rating agencies may fail to correctly assess the credit worthiness of issuers.

o	Interest Rate Risk. The risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration. Bonds and other debt instruments typically have a positive duration. The value of a debt instrument with positive duration will generally decline if interest rates increase. Certain other investments, such as certain derivative instruments, may have a negative duration. The value of instruments with a negative duration will generally decline if interest rates decrease. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. The U.S. Federal Reserve has raised interest rates from historically low levels and may continue to do so. Fiscal, economic, monetary or other government policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Further, in market environments where interest rates are rising, issuers may be less willing or able to make principal and interest payments on fixed income investments when due.

o	Extension Risk. The risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

o	Prepayment Risk. The risk that the issuer of a debt security, including floating rate loans and mortgage-related securities, repays all or a portion of the principal prior to the security’s maturity. In times of declining interest rates, there is a greater likelihood that the Fund’s higher yielding securities will be pre-paid with the Fund being unable to reinvest the proceeds in an investment with as great a yield. Prepayments can therefore result in lower yields to shareholders of the Fund.

Pictet Emerging Markets Debt ETF | High Yield Investment Risk
Prospectus [Line Items]
Risk [Text Block]
●	High Yield Investment Risk. High yield debt (also known as “junk bonds,” non-investment-grade, or speculative-grade) is defined as debt generally offering high yield, having low credit rating and high credit event risk. High yield bonds are often more volatile, less liquid and more prone to financial distress than other higher rated bonds. The valuation of high yield securities may be more difficult than other higher rated securities because of lack of liquidity. Investment in this kind of securities may lead to unrealized capital losses and/or losses that can negatively affect the net asset value of the Fund.

Pictet Emerging Markets Debt ETF | Restricted Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●	Restricted Securities Risk. In some jurisdictions, and under particular circumstances, some securities may have a temporary restricted status which can limit the Fund’s ability to resell them. In consequence of such market restrictions, the Fund may suffer from reduced liquidity. For instance, under the 1933 Act, Rule 144 addresses resale conditions of restricted securities, which include, but are not limited to, the purchaser qualifying as a qualified institutional buyer.

Pictet Emerging Markets Debt ETF | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]
●	Liquidity Risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the Fund's share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value. Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities. Liquidity can also decline unpredictably in response to overall economic conditions or credit tightening. In addition, in stressed market conditions the market for the Fund's shares may become less liquid in response to deteriorating liquidity with respect to the Fund's portfolio securities, which could lead to differences between the market price of the Fund's shares and the net asset value of the Fund's shares.

Pictet Emerging Markets Debt ETF | Structured Finance Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●	Structured Finance Securities Risk. Structured finance securities include, but are not limited to, asset-backed securities, asset-backed commercial papers, credit-linked notes and portfolio credit-linked notes. Structured finance securities may sometimes have embedded derivatives. Structured finance securities may have different degrees of risk depending on the characteristics of the security and the risk of the underlying asset or pool of assets. In comparison to the underlying asset or pool of assets, structured finance securities may have greater liquidity, credit and market risk.

Pictet Emerging Markets Debt ETF | Sovereign and Quasi-Sovereign Debt Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●	Sovereign and Quasi-Sovereign Debt Securities Risk. The Fund may invest in debt securities issued by sovereign and quasi-sovereign foreign governmental entities. Investments in such securities are subject to the risk that the relevant sovereign government or governmental entity may delay or refuse to pay interest or repay principal on its debt. Such delays or refusals may be due to cash flow problems, insufficient foreign currency reserves, political considerations, the size of its debt relative to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. There is no legal process for collecting sovereign debt that is not repaid, nor are there bankruptcy proceedings through which all or part of the unpaid sovereign debt may be collected.

Pictet Emerging Markets Debt ETF | Sukuk Risk
Prospectus [Line Items]
Risk [Text Block]
●	Sukuk Risk. Sukuk are financial certificates that are similar to conventional bonds but are structured to comply with Shariah law and its investments principles, which, among other things, prohibit charging or paying interest. Sukuk involve many of the same risks that conventional bonds incur such as credit risk and interest rate risk. In addition to these risks, there are certain risks specific to sukuk. Sukuk represent undivided shares in the ownership of certificates, and such certificates are linked to a specific investment activity, such as an underlying asset or contractual payment obligations of the issuer. Because no collateral is pledged as security for sukuks, purchasers of sukuks are subject to the risk that an issuer may not meet its payment obligations or that an underlying asset may not perform as expected or lose value. While the sukuk market has grown significantly in recent years, there may be times when the market is illiquid and it is difficult for the Fund to make an investment in or dispose of a sukuk.

Pictet Emerging Markets Debt ETF | Distressed and Defaulted Debt Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●	Distressed and Defaulted Debt Securities Risk. Bonds from issuers in distress are often defined as those (i) that have been given a very speculative long-term rating by credit rating agencies or those (ii) that have filed for bankruptcy or expected to file for bankruptcy. In some cases, the recovery of investments in distressed or defaulted debt securities is subject to uncertainty related to court orderings and corporate reorganizations among other things. Companies which issued the debt that has defaulted may also be liquidated. In that context, the Fund may receive, over a period of time, proceeds of the liquidation. The received amounts may be subject to a case-by-case specific tax treatment. The tax may be reclaimed by the authority independently from the proceed paid to the Fund. The valuation of distressed and defaulted securities may be more difficult than other higher rated securities because of lack of liquidity. The Fund may incur legal expenses when trying to recover principal or interest payments. Investment in these kinds of securities may lead to realized capital losses and/or losses that can negatively affect the net asset value of the Fund.

Pictet Emerging Markets Debt ETF | Hedging Risk
Prospectus [Line Items]
Risk [Text Block]
●	Hedging Risk. The risk arising from an investment being over or under hedged with regards to, but not limited to currency exposure and duration.

Pictet Emerging Markets Debt ETF | Valuation Risk
Prospectus [Line Items]
Risk [Text Block]
●	Valuation Risk. The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. Unlike publicly traded securities that trade on national securities exchanges, there is no central place or exchange for trading most debt securities. Debt securities generally trade on an “over-the-counter” market. Due to the lack of centralized information and trading, and variations in lot sizes of certain debt securities, the valuation of debt securities may carry more uncertainty and risk than that of publicly traded securities. Debt securities are commonly valued by third-party pricing services that utilize a range of market-based inputs and assumptions, including readily available market quotations obtained from broker-dealers making markets in such securities, cash flows and transactions for comparable instruments. However, because the available information is less reliable and more subjective, elements of judgment may play a greater role in valuation of debt securities than for other types of securities. Different pricing services may incorporate different assumptions and inputs into their valuation methodologies, potentially resulting in different values for the same securities. As a result, if the Adviser were to change its valuation policies, or if the Fund were to change pricing services, or if a pricing service were to change its valuation methodology, there could be a material impact, either positive or negative, on the Fund’s net asset value. Additionally, pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, often at lower prices than institutional round lot trades. There is no assurance that the Fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the Fund. In addition, the value of the debt securities in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. Net asset value calculation may also be impacted by operational risks arising from factors such as failures in systems and technology.

Pictet Emerging Markets Debt ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors can affect this value, and you may lose money by investing in the Fund or your investment in the Fund could underperform other investments.
Pictet Emerging Markets Debt ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.